UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10487

Hotchkis and Wiley Funds
(Exact name of registrant as specified in charter)

725 S. Figueroa Street, 39th Floor
Los Angeles, California 90017
(Address of principal executive offices) (Zip code)

Anna Marie Lopez
725 S. Figueroa Street, 39th Floor
Los Angeles, California 90017
(Name and address of agent for service)

Copies to:
 Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, Twenty-Fourth Floor
San Francisco, California 94105
 (Counsel for the Registrant)

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2006

Date of reporting period: December 31, 2005

Item 1. Report to Stockholders.

Core Value Fund

Large Cap Value Fund

Mid-Cap Value Fund

Small Cap Value Fund

All Cap Value Fund

D E C E M B E R  3 1,  2 0 0 5

S E M I - A N N U A L R E P O R T

T A B L E O F C O N T E N T S

SHAREHOLDER LETTER	3

FUND PERFORMANCE DATA	5

FUND EXPENSE EXAMPLES	11

SCHEDULE OF INVESTMENTS:

CORE VALUE FUND	14

LARGE CAP VALUE FUND	16

MID-CAP VALUE FUND	18

SMALL CAP VALUE FUND	20

ALL CAP VALUE FUND	22

STATEMENTS OF ASSETS AND LIABILITIES	23

STATEMENTS OF OPERATIONS	24

STATEMENTS OF CHANGES IN NET ASSETS	26

FINANCIAL HIGHLIGHTS	28

NOTES TO THE FINANCIAL STATEMENTS	33

BOARD CONSIDERATIONS IN APPROVING CONTINUATION
OF INVESTMENT ADVISORY CONTRACTS	41

D E A R S H A R E H O L D E R :
We are pleased to present you with this semi-annual report for the Hotchkis and Wiley Funds. The following investment review and semi-annual report represents the activities for the Funds for the six months ended December 31, 2005.

O V E R V I E W
Throughout the last six months of 2005, returns were volatile as the market reacted to the implications of an inverted yield curve, the uncertainty of economic growth, and the possibility of stagfla-tion. Since January 2004, the Federal Reserve has raised the targeted Federal Funds rate 13 times, from a low of 1.00% to the current 4.25%. By the end of the period, investors became optimistic that further hikes were nearing an end, which caused financial stocks to end the year on a strong note. However, a rebound in consumer confidence was offset by evidence of a slowdown in housing markets, which led to mixed returns in consumer stocks. With regard to energy stocks, the year long surge, fueled by a 40% increase in oil prices, was more subdued in the last half of the year as oil prices eased towards year-end.

We continue to employ our disciplined investment process that seeks to exploit irrational investor behavior. Our reliance on fundamental research and long-term value remains unchanged. We believe we are well positioned to capitalize on attractive opportunities in a market that has seen valuation multiples contract. Our value disciplines will continue to focus on stocks that offer attractive appreciation potential and controlled risk.

H O T C H K I S  A N D  W I L E Y  C O R E  V A L U E  F U N D
The Fund’s Class I, Class A and Class C shares had total returns of 5.64%, 5.51% and 5.15%, respectively, compared to the S&P 500 Index return of 5.77% and the style-specific Russell 1000 Value Index return of 5.20%, for the six months ended December 31, 2005. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 6 of this report to shareholders.)

Relative outperformance versus the Russell 1000 Value Index was primarily driven by positive sector allocation as an overweight within the information technology sector benefited the Fund. Strong performance was driven by double-digit gains from information technology services provider Electronic Data Systems and semiconductor manufacturer Freescale Semiconductor. Stock selection within the financials sector also helped performance as insurers St. Paul Travelers and MetLife were positive standouts. Conversely, negative stock selection within the industrials sector weakened performance as shares of real estate services provider Cendant hurt performance. A decline in hospital operator Tenet Healthcare also hindered performance.

H O T C H K I S  A N D  W I L E Y  L A R G E  C A P  V A L U E  F U N D
The Fund’s Class I, Class A, Class C, and Class R shares had total returns of 3.05%, 2.90%, 2.52%, and 2.81%, respectively, under-performing both the passive S&P 500 Index return of 5.77% and the style-specific Russell 1000 Value Index return of 5.20%, for the six months ended December 31, 2005. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 7 of this report to shareholders.)

Negative stock selection within the consumer discretionary, healthcare and industrials sectors of the market drove relative underperformance versus the Russell 1000 Value Index. Within the consumer discretionary sector, Eastman Kodak, Sears Holdings and the bankruptcy of autoparts manufacturer Delphi hurt performance. Within the healthcare sector, hospital operators Tenet Healthcare and HCA were the most negative to performance, while the industrials sector was hindered by real estate services provider Cendant. Strength in the Fund was mainly attributable to double-digit returns from information technology services provider Electronic Data Systems, tobacco company Altria Group and insurer UnumProvident.

H O T C H K I S  A N D  W I L E Y  M I D - C A P  V A L U E  F U N D
The Fund’s Class I, Class A, Class C and Class R shares had total returns of 5.87%, 5.71%, 5.34%, and 5.58%, respectively, compared to the Russell Midcap Index return of 8.41% and the Rus-sell Midcap Value Index return of 6.76%, for the six months ended December 31, 2005. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 8 of this report to shareholders.)

Relative underperformance versus the Russell Midcap Value Index resulted primarily from negative stock selection within the consumer discretionary and healthcare sectors of the market. Within the consumer discretionary sector, negative returns from media conglomerate Valassis Communications and autoparts manufacturers Lear and Delphi hurt relative performance. Within the healthcare sector, a double-digit decline from hospital operator Tenet Healthcare weakened performance. Strength in the Fund was primarily attributable to positive sector allocation in the utilities sector as well as solid performance from information technology services company Electronic Data Systems and insurers UnumProvident and Assurant.

H O T C H K I S  A N D  W I L E Y  S M A L L  C A P  VA L U E  F U N D
The Fund’s Class I, Class A, and Class C shares had total returns of 6.85%, 6.71%, and 6.32% respectively, outperforming both the Russell 2000 Index return of 5.88% and the Russell 2000 Value Index return of 3.78%, for the six months ended December 31, 2005. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 9 of this report to shareholders.)

Relative outperformance versus the Russell 2000 Value Index was primarily driven by strong stock selection in the industrials and energy sectors of the market. In industrials, the Fund’s positions in staffing firm Spherion and airline stock AirTran Holdings were sources of strong performance. In energy, coal producer Foundation Coal Holdings and oil refiner Giant Industries were sources of strong performance. Homebuilders William Lyons Homes and Beazer Homes USA and apparel manufacturer Warnaco Group were also positive standouts. Weakness in shares of specialty retailer Eddie Bauer Holdings, homebuilder WCI Communities and media conglomerate Valassis Communications hurt performance during the period.

H O T C H K I S  A N D  W I L E Y  A L L  C A P  V A L U E  F U N D
The Fund’s Class I, Class A and Class C shares had total returns of 2.48%, 2.37% and 1.96%, respectively, underperforming both the S&P 500 Index return of 5.77% and the Russell 3000 Value Index return of 5.07%, for the six months ended December 31, 2005. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 10 of this report to shareholders.)

Relative underperformance versus the Russell 3000 Value Index was primarily due to weakness in consumer discretionary, financials and healthcare positions as homebuilder WCI Communities, mortgage REIT Aames Investment, and hospital operator Tenet Healthcare were weak during the quarter. Positive sector allocation within the information technology sector helped performance as information technology services provider Electronic Data Systems and software manufacturer BMC Software performed well. Outside of information technology, insurers UnumProvident and The Hanover Insurance Group added to performance.

We appreciate your continued support of the Hotchkis and Wiley Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Nancy D. Celick President	George Davis Portfolio Manager	Sheldon Lieberman Portfolio Manager

Patty McKenna Portfolio Manager	James Miles Portfolio Manager	Stan Majcher Portfolio Manager

David Green Portfolio Manager	Joe Huber Portfolio Manager

The above reflects opinions of portfolio managers as of December 31, 2005. They are subject to change and any forecasts made cannot be guaranteed. The Funds might not continue to hold any securities mentioned and have no obligation to disclose purchases or sales in these securities. Past performance is no guarantee of future performance. Indexes do not incur expenses or sales loads and are not available for investment.

F u n d  P e r f o r m a n c e  D a t a

A B O U T  F U N D  P E R F O R M A N C E
The Large Cap Value Fund and Mid-Cap Value Fund have four classes of shares. The Core Value Fund, Small Cap Value Fund and All Cap Value Fund have three classes of shares. Each share class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. The Small Cap Value Fund and All Cap Value Fund are closed to new investors. The Large Cap Value Fund and Mid-Cap Value Fund are available to limited investors.

Class I shares have no initial sales charge and bear no ongoing distribution and service fees under a 12b-1 plan. Class I shares are available only to eligible investors.

Class A shares incur a maximum initial sales charge of 5.25% and an annual distribution and service fee of 0.25%.

Class C shares are subject to an annual distribution and service fee of 1.00%. In addition, Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase.

Class R shares have no initial sales charge or CDSC and are subject to an annual distribution and service fee of 0.50%. Class R shares are available only to certain retirement plans.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, access our website at www.hwcm.com or by calling 1-866-HW-FUNDS.

Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the “Average Annual Total Return” tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Funds’ investment advisor pays annual operating expenses of the Funds’ Class I, Class A, Class C and Class R shares over certain levels. If the investment advisor did not pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid by each class of shares will vary because of the different levels of distribution and service fees, if any, applicable to each class, which are deducted from the income available to be paid to shareholders. Performance of all Funds except the Core Value Fund and All Cap Value Fund includes that of predecessor funds.

F U N D  R I S K S
The Small Cap Value Fund, Mid-Cap Value Fund and All Cap Value Fund invest in small- and medium-capitalization companies which tend to have limited liquidity and greater price volatility than large-capitalization companies.

M A R K E T  I N D E X E S
The following are definitions for indexes used in the performance summary tables on the following pages. These indexes are unmanaged and include the reinvestment of dividends, but do not reflect the payment of transaction costs and advisory and other fees associated with an investment in the Funds. The securities that comprise these indexes may differ substantially from the securities in the Funds’ portfolios. The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indexes. It is not possible to invest directly in an index. Each index named is not the only index which may be used to characterize performance of a specific Fund and other indexes may portray different comparative performance.

S&P 500® Index, a capital weighted, unmanaged index, represents the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. It is not possible to invest directly in an index.

Russell 1000® Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000® Index. It is not possible to invest directly in an index.

Russell 1000® Value Index, measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.

Russell Midcap® Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000® Index. It is not possible to invest directly in an index.

Russell Midcap® Value Index, measures the performance of those Russell Midcap® companies with lower price-to-book values and lower forecasted growth values. It is not possible in invest directly in an index.

Russell 2000® Index, is a stock market index comprised of the 2,000 smallest companies in the Russell 3000® Index. It is not possible to invest directly in an index.

Russell 2000® Value Index, measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.

Russell 3000® Index, an unmanaged index, is comprised of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

Russell 3000® Value Index, measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.

F u n d  P e r f o r m a n c e  D a t a

CORE  V A L U E  F U N D †

Total Returns as of December 31, 2005 †††

		Six months	1 Year	Since 8/30/04*
Class I
	Average annual total return	5.64%	12.61%	21.76%
Class A
	Average annual total return (with sales charge)	-0.03%	6.39%	16.67%
	Average annual total returne (without sales charge)	5.51%	12.28%	21.47%
Class C
	Average annual total return (with CDSC)	4.15%	10.46%	20.55%
	Average annual total return (without CDSC)	5.15%	11.46%	20.55%
S&P 500 Index †
	Average annual total return	5.77%	4.91%	12.02%
Russell 1000 Index ††
	Average annual total return	6.15%	6.27%	13.72%
Russell 1000 Value Index ††
	Average annual total return	5.20%	7.05%	15.20%

With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.25% for Class A shares and the applicable contingent deferred sales charge for Class C shares, which is 1% for the first year.  Aggregate total returns (without slaes charge) does not reflect the current maximum sales charges.  Had the sales charges been included, the Fund's returns would have been lower.

†	The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell 1000 Index.
††	See index descriptions on page 5.
†††	Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower.
* Commencement of Class I.
Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

F u n d  P e r f o r m a n c e  D a t a

LARGE CAP VALUE FUND†

Total Return as of December 31, 2005†††

		Six months	1 Year	5 Years	10 Years	Since 6/24/87*
Class I
	Average annual total return	3.05%	6.41%	12.10%	12.23%	11.48%
Class A
	Average annual total return (with sales charge)	-2.50%	0.55%	11.67%	11.43%	10.92%
	Average annual total return (without sales charge)	2.90%	6.13%	12.88%	12.03%	11.24%
Class C
	Average annual total return (with CDSC)	1.52%	4.53%	12.00%	11.13%	10.36%
	Average annual total return (without CDSC)	5.25%	5.35%	12.00%	11.13%	10.36%
Class R
	Average annual total return	2.81%	5.86%	12.65%	11.72%	10.95%
S&P 500 Index ††
	Average annual total return	5.77%	4.91%	0.54%	9.08%	10.41%
Russell 1000 Index ††
	Average annual total return	6.15%	6.27%	1.07%	9.29%	10.54%
Russell 1000 Value Index ††
	Average annual total return	5.20%	7.05%	5.28%	10.94%	n/a

Returns shown for Class A, Class C and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Average annual total returns (without sales charge) does not reflect the current maximum sales charges. Had the sales charges been included, the Fund’s returns would have been lower. (Inception dates: Class A — 10/26/01; Class C — 2/4/02; Class R — 8/28/03.) With sales charge returns shown for Class A and Class C shares have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%.
†	The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell 1000 Index.
††	See index descriptions on page 5.
†††	Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower.
* Commencement of Class I.
Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

F u n d  P e r f o r m a n c e  D a t a

M I D - C A P  V A L U E  F U N D †

Total  Return  as  of  December  31,  2005 †††

		Six months	1 Year	5 Years	Since 1/2/97*
Class I
	Average annual total return	5.87%	10.75%	17.71%	18.23%
Class A
	Average annual total return (with sales charge)	0.16%	4.66%	16.18%	17.25%
	Average annual total return (without sales charge)	5.71%	10.45%	17.44%	17.95%
Class C
	Average annual total return (with CDSC)	4.34%	8.65%	16.58%	17.04%
	Average annual total return (without CDSC)	5.34%	9.65%	16.58%	17.04%
Class R
	Average annual total return	5.58%	10.18%	17.46%	17.82%
Russell Midcap Index ††
	Average annual total return	8.41%	12.65%	8.45%	11.95%
Russell Midcap Value Index ††
	Average annual total return	6.76%	12.65%	12.21%	13.08%

Returns shown for Class A, Class C and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Average annual total returns (without sales charge) does not reflect the current maximum sales charges. Had the sales charges been included, the Fund’s returns would have been lower. (Inception dates: Class A, Class C — 1/2/01; Class R — 8/28/03.) With sales charge returns shown for Class A and Class C shares have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%.
†	The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell Midcap Index.
††	See index descriptions on page 5.
†††	Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower.
* Commencement of Class I.
Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

F u n d  P e r f o r m a n c e  D a t a

S M A L L  C A P  V A L U E  F U N D †

Total  Return  as  of  December  31,  2005†††

		Six months	1 Year	5 Years	10 Years	Since 9/20/85*
Class I
	Average annual total return	6.85%	11.26%	25.03%	16.45%	14.39%
Class A
	Average annual total return (with sales charge)	1.11%	5.15%	23.65%	15.74%	13.85%
	Average annual total return (without sales charge)	6.71%	10.98%	24.99%	16.36%	14.15%
Class C
	Average annual total return (with CDSC)	5.32%	9.17%	23.82%	15.33%	13.29%
	Average annual total return (without CDSC)	6.32%	10.17%	23.82%	15.33%	13.29%
Russell 2000 Index ††
	Average annual total return	5.88%	4.55%	8.22%	9.26%	10.88%
Russell 2000 Value Index ††
	Average annual total return	3.78%	4.71%	13.55%	13.08%	n/a

Returns shown for Class A and Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Average annual total returns (without sales charge) does not reflect the current maximum sales charges. Had the sales charges been included, the Fund’s returns would have been lower. (Inception dates: Class A — 10/6/00; Class C — 2/4/02.) With sales charge returns shown for Class A, and Class C shares have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%.
†	The Fund invests primarily in stocks of U.S. companies with market capitalizations less than $3 billion.
††	See index descriptions on page 5.
†††	Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower.
* Commencement of Class I.
Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

F u n d  P e r f o r m a n c e  D a t a

A L L  C A P  V A L U E  F U N D †

Total  Return  as  of  December  31,  2005†††

		Six months	1 Year	Since 12/31/02*
Class I
	Average annual total return	2.48%	6.56%	28.02%
Class A
	Average annual total return (with sales charge)	-3.00%	0.75%	25.76%
	Average annual total return (without sales charge)	2.37%	6.33%	28.04%
Class C
	Average annual total return (with CDSC)	0.96%	4.54%	26.73%
	Average annual total return (without CDSC)	1.96%	5.54%	26.73%
S&P 500 Index ††
	Average annual total return	5.77%	4.91%	14.39%
Russell 3000 Index ††
	Average annual total return	6.13%	6.12%	15.90%
Russell 3000 Value Index ††
	Average annual total return	5.07%	6.85%	17.89%

With sales charge returns shown for Class A and Class C shares have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns (without sales charge) does not reflect the current maximum sales charges. Had the sales charges been included, the Fund’s returns would have been lower.
Returns shown for Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect higher total annual operating expenses of the class. (Inception date: Class C — 8/28/03.)
†	The Fund invests primarily in stocks of U.S. companies.
††	Seeindex descriptions on page 5.
†††	Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower.
* Commencement of Class I and Class A.
Past performance is not indicative of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

F u n d  E x p e n s e  E x a m p l e s  ( U n a u d i t e d )

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs such as initial sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period (July 1, 2005 -December 31, 2005).

The table on the following pages illustrates the Funds’ costs in two ways:

Based on actual fund return. This section provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Based on hypothetical 5% return. This section provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

F u n d  E x p e n s e  E x a m p l e s  ( U n a u d i t e d )

		Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05-12/31/05	Annualized Expense Ratio
Based on Actual Fund Returns
Core Value Fund
	Class I	$1,000.00	$1,056.40	$ 4.87	0.94%
	Class A	1,000.00	1,055.10	6.11	1.18
	Class C	1,000.00	1,051.50	9.98	1.93
Large Cap Value Fund
	Class I	1,000.00	1,030.50	4.76	0.93
	Class A	1,000.00	1,029.00	6.03	1.18
	Class C	1,000.00	1,025.20	9.80	1.92
	Class R	1,000.00	1,028.10	7.31	1.43
Mid-Cap Value Fund
	Class I	1,000.00	1,058.70	5.09	0.98
	Class A	1,000.00	1,057.10	6.48	1.25
	Class C	1,000.00	1,053.40	10.25	1.98
	Class R	1,000.00	1,055.80	7.67	1.48
Small Cap Value Fund
	Class I	1,000.00	1,068.50	5.27	1.01
	Class A	1,000.00	1,067.10	6.67	1.28
	Class C	1,000.00	1,063.20	10.45	2.01
All Cap Value Fund
	Class I	1,000.00	1,024.80	4.80	0.94
	Class A	1,000.00	1,023.70	6.07	1.19
	Class C	1,000.00	1,019.60	9.88	1.94

* Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the most recent 12-month period (365).

F u n d  E x p e n s e  E x a m p l e s  ( U n a u d i t e d )

Based  on  Hypothetical  5%  Yearly  Returns

		Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05-12/31/05	Annualized Expense Ratio
Core Value Fund
	Class I	$1,000.00	$1,020.47	$ 4.79	0.94%
	Class A	1,000.00	1,019.26	6.01	1.18
	Class C	1,000.00	1,015.48	9.80	1.93
Large Cap Value Fund
	Class I	1,000.00	1,020.52	4.74	0.93
	Class A	1,000.00	1,019.26	6.01	1.18
	Class C	1,000.00	1,015.53	9.75	1.92
	Class R	1,000.00	1,018.00	7.27	1.43
Mid-Cap Value Fund
	Class I	1,000.00	1,020.27	4.99	0.98
	Class A	1,000.00	1,018.90	6.36	1.25
	Class C	1,000.00	1,015.22	10.06	1.98
	Class R	1,000.00	1,017.74	7.53	1.48
Small Cap Value Fund
	Class I	1,000.00	1,020.11	5.14	1.01
	Class A	1,000.00	1,018.75	6.51	1.28
	Class C	1,000.00	1,015.07	10.21	2.01
All Cap Value Fund
	Class I	1,000.00	1,020.47	4.79	0.94
	Class A	1,000.00	1,019.21	6.06	1.19
	Class C	1,000.00	1,015.43	9.86	1.94

* Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the most recent 12-month period (365).

S c h e d u l e  o f  I n v e s t m e n t s  —  D e c e m b e r  3 1,  2 0 0 5

H o t c h k i s  a n d  W i l e y  C o r e  V a l u e  F u n d  ( U n a u d i t e d )

CO M M O N	Shares
ST O C K S — 95.12%	Held	Value
Aerospace & Defense — 4.31%
Lockheed Martin Corporation	353,800	$22,512,294
Northrop Grumman Corporation	147,300	8,854,203
Raytheon Company	224,300	9,005,645
		40,372,142
Auto Components — 0.89%
Magna International Inc.	115,800	8,335,284
Chemicals — 1.56%
The Mosaic Company (a)	998,000	14,600,740
Commercial Banks — 2.83%
Bank of America Corporation	195,400	9,017,710
Comerica, Inc.	156,000	8,854,560
KeyCorp	135,800	4,471,894
UnionBanCal Corporation	60,700	4,171,304
		26,515,468
Commercial Services & Supplies — 3.36%
Cendant Corporation	1,069,100	18,441,975
PHH Corporation (a)	1,975	55,339
Waste Management, Inc.	427,200	12,965,520
		31,462,834
Computers & Peripherals — 0.20%
Hewlett-Packard Company	65,000	1,860,950
Consumer Finance — 0.40%
MBNA Corporation	136,400	3,703,260
Diversified Financial Services — 4.94%
CIT Group, Inc.	54,600	2,827,188
JPMorgan Chase & Company	772,000	30,640,680
Principal Financial Group, Inc.	268,600	12,739,698
		46,207,566
Electric Utilities — 4.57%
Entergy Corporation	93,200	6,398,180
FirstEnergy Corporation	185,800	9,102,342
FPL Group, Inc.	656,100	27,267,516
		42,768,038
Food & Staples Retailing — 2.97%
Albertson’s, Inc.	492,700	10,519,145
Safeway, Inc.	730,300	17,278,898
		27,798,043
Food Products — 4.60%
Kraft Foods, Inc.	612,100	17,224,494
Sara Lee Corporation	434,100	8,204,490
Unilever PLC ADR	440,100	17,656,812
		43,085,796
	Shares
	Held	Value
Health Care Providers & Services — 2.50%
HCA, Inc.	314,200	$15,867,100
Health Net, Inc. (a)	2,400	123,720
Tenet Healthcare Corporation (a)	970,300	7,432,498
		23,423,318
Hotels, Restaurants & Leisure — 2.55%
Harrah’s Entertainment, Inc.	144,300	10,287,147
McDonald’s Corporation	144,900	4,886,028
Yum! Brands, Inc.	184,900	8,668,112
		23,841,287
Household Durables — 5.44%
Centex Corporation	535,300	38,268,597
Pulte Homes, Inc.	320,700	12,622,752
		50,891,349
Industrial Conglomerates — 3.77%
Tyco International Limited	1,223,400	35,307,324
Insurance — 14.23%
The Allstate Corporation	152,400	8,240,268
Assurant, Inc.	196,900	8,563,181
Conseco Inc. (a)	386,500	8,955,205
Genworth Financial Inc	655,800	22,677,564
Hartford Financial Services Group, Inc.	104,400	8,966,916
MetLife, Inc.	595,400	29,174,600
Prudential Financial, Inc.	207,200	15,164,968
The St. Paul Travelers Companies, Inc.	704,900	31,487,883
		133,230,585
IT Services — 4.73%
Electronic Data Systems Corporation	1,841,500	44,269,660
Leisure Equipment & Products — 0.63%
Eastman Kodak Company	250,300	5,857,020
Media — 0.93%
Interpublic Group of Companies, Inc. (a)	900,600	8,690,790
Metals & Mining — 4.03%
Alcan, Inc.	260,800	10,679,760
Alcoa, Inc.	915,800	27,080,206
		37,759,966
Multi Utilities — 1.81%
Public Service Enterprise
Group Incorporated	261,400	16,983,158
Oil, Gas & Consumable Fuels — 0.96%
Petro-Canada	217,800	8,731,602
Valero Energy Corporation	4,600	237,360
		8,968,962

See Notes to the Financial Statements

S c h e d u l e  o f  I n v e s t m e n t s  —  D e c e m b e r  3 1,  2 0 0 5

H o t c h k i s  a n d  W i l e y  C o r e  V a l u e  F u n d  ( U n a u d i t e d )

	Shares
	Held	Value
Paper & Forest Products — 1.75%
International Paper Company	173,100	$5,817,891
Weyerhaeuser Company	159,700	10,594,498
		16,412,389
Pharmaceuticals — 1.89%
Merck & Company, Inc.	555,300	17,664,093
Real Estate — 1.18%
The St Joe Company	165,000	11,091,300
Road & Rail — 2.95%
CSX Corporation	543,400	27,588,418
Semiconductor & Semiconductor Equipment — 0.78%
Freescale Semiconductor, Inc. (a)	288,700	7,272,353
Software — 6.44%
Computer Associates International, Inc.	1,502,200	42,347,018
Microsoft Corporation	685,100	17,915,365
		60,262,383
Thrifts & Mortgage Finance — 4.21%
Freddie Mac	433,600	28,335,760
Washington Mutual, Inc.	255,800	11,127,300
		39,463,060
Tobacco — 3.23%
Altria Group, Inc.	405,000	30,261,600
Wireless Telecommunication Services — 0.48%
Alltel Corporation	71,500	4,511,650
Total investments — 95.12%
(Cost — $863,150,897)		890,460,786
Time deposit* — 5.83%		54,544,048
Liabilities in excess of other assets — (0.95%)		(8,865,948)
Net Assets — 100.00%		$936,138,886
(a) — Non-income producing security.
ADR — American Depository Receipt.

*	— Time deposit bears interest at 3.64% and matures on 1/3/2006. Invested through a cash management account administered by Brown Brothers Harriman & Co.

Investments by Industry (% of net assets)
Insurance	14.2%
Software	6.4
Household Durables	5.4
Diversified Financial Services	4.9
IT Services	4.7
Food Products	4.6
Electric Utilities	4.6
Aerospace & Defense	4.3
Thrifts & Mortgage Finance	4.2
Metals & Mining	4.0
Industrial Conglomerates	3.8
Commercial Services & Supplies	3.4
Tobacco	3.2
Food & Staples Retailing	3.0
Road & Rail	3.0
Commercial Banks	2.8
Hotels, Restaurants & Leisure	2.5
Health Care Providers & Services	2.5
Pharmaceuticals	1.9
Multi Utilities	1.8
Paper & Forest Products	1.8
Chemicals	1.6
Real Estate	1.2
Oil, Gas & Consumable Fuels	1.0
Media	0.9
Auto Components	0.9
Semiconductor & Semiconductor Equipment	0.8
Leisure Equipment & Products	0.6
Wireless Telecommunication Services	0.5
Consumer Finance	0.4
Computers & Peripherals	0.2
Total	95.1%

See Notes to the Financial Statements

S c h e d u l e  o f  I n v e s t m e n t s  —  D e c e m b e r  3 1,  2 0 0 5

H o t c h k i s  a n d  W i l e y  L a r g e  C a p  V a l u e  F u n d  ( U n a u d i t e d )

CO M M O N	Shares
ST O C K S — 97.19%	Held	Value
Aerospace & Defense — 4.35%
Lockheed Martin Corporation	2,239,300	$142,486,659
Raytheon Company	2,339,700	93,938,955
		236,425,614
Auto Components — 0.99%
Delphi Corporation (a)	4,843,300	1,409,400
Magna International Inc.	731,100	52,624,578
		54,033,978
Commercial Banks — 2.03%
KeyCorp	1,496,500	49,279,745
UnionBanCal Corporation	888,700	61,071,464
		110,351,209
Commercial Services & Supplies — 3.62%
Cendant Corporation	6,406,600	110,513,850
PHH Corporation (a)	111,405	3,121,568
Waste Management, Inc.	2,751,800	83,517,130
		197,152,548
Consumer Finance — 1.93%
MBNA Corporation	3,859,100	104,774,565
Diversified Financial Services — 4.87%
CIT Group, Inc.	792,900	41,056,362
JPMorgan Chase & Company	3,215,900	127,639,071
Principal Financial Group, Inc.	2,025,100	96,050,493
		264,745,926
Electric Utilities — 6.00%
Entergy Corporation	1,090,500	74,862,825
FirstEnergy Corporation	1,280,000	62,707,200
FPL Group, Inc.	4,544,900	188,886,044
		326,456,069
Food & Staples Retailing — 2.53%
Albertson’s, Inc.	6,453,000	137,771,550
Food Products — 4.02%
Kraft Foods, Inc.	2,240,300	63,042,042
Sara Lee Corporation	2,718,700	51,383,430
Unilever PLC ADR	2,599,500	104,291,940
		218,717,412
Health Care Providers & Services — 2.26%
HCA, Inc.	1,118,600	56,489,300
Tenet Healthcare Corporation (a)	8,668,000	66,396,880
		122,886,180
Hotels, Restaurants & Leisure — 3.23%
Harrah’s Entertainment, Inc.	1,421,150	101,313,784
Yum! Brands, Inc.	1,590,800	74,576,704
		175,890,488
	Shares
	Held	Value
Household Durables — 5.03%
Lennar Corporation — B Shares	2,335,820	$132,417,636
Lennar Corporation	2,316,000	141,322,320
		273,739,956
Industrial Conglomerates — 3.83%
Tyco International Limited	7,225,100	208,516,386
Insurance — 14.86%
Genworth Financial Inc.	3,832,300	132,520,934
The Hanover Insurance Group, Inc.	612,000	25,563,240
MetLife, Inc.	4,271,200	209,288,800
Prudential Financial, Inc.	1,577,500	115,457,225
The St. Paul Travelers Companies, Inc.	4,240,100	189,405,267
UnumProvident Corporation	5,975,700	135,947,175
		808,182,641
IT Services — 4.98%
Electronic Data Systems Corporation	11,255,400	270,579,816
Leisure Equipment & Products — 1.24%
Eastman Kodak Company	2,876,400	67,307,760
Machinery — 1.45%
SPX Corporation	1,722,500	78,838,825
Metals & Mining — 3.09%
Alcoa, Inc.	5,680,548	167,973,804
Multi Utilities — 2.05%
Alliant Energy Corporation	295,900	8,297,036
Public Service Enterprise Group Incorporated	1,588,400	103,198,348
		111,495,384
Oil, Gas & Consumable Fuels — 2.44%
Ashland Inc.	1,282,400	74,250,960
Tesoro Corporation	946,600	58,263,230
		132,514,190
Paper & Forest Products — 1.08%
Weyerhaeuser Company	882,100	58,518,514
Real Estate — 3.50%
Apartment Investment &
Management Company	1,825,500	69,131,685
New Century Financial Corporation	2,062,700	74,401,589
Plum Creek Timber Company	1,301,700	46,926,285
		190,459,559
Road & Rail — 0.58%
Union Pacific Corporation	390,100	31,406,951
Software — 9.32%
BMC Software, Inc. (a)	6,569,200	134,602,908
Computer Associates International, Inc.	9,409,600	265,256,624
Microsoft Corporation	4,093,000	107,031,950
		506,891,482

See Notes to the Financial Statements

S c h e d u l e  o f  I n v e s t m e n t s  —  D e c e m b e r 31,  2 0 0 5

H o t c h k i s  a n d  W i l e y  L a r g e  C a p  V a l u e  F u n d  ( U n a u d i t e d )

	Shares
	Held	Value
Textiles, Apparel & Luxury Goods — 1.40%
Jones Apparel Group, Inc.	2,478,400	$76,136,448
Thrifts & Mortgage Finance — 4.11%
Freddie Mac	2,599,700	169,890,395
Washington Mutual, Inc.	1,235,700	53,752,950
		223,643,345
Tobacco — 2.40%
Altria Group, Inc.	1,743,500	130,274,320
Total investments — 97.19%		5,285,684,920
(Cost — $4,980,419,565)
Time deposit* — 2.67%		144,941,974
Other assets in excess of liabilities — 0.14%		7,786,324
Net Assets — 100.00%		$5,438,413,218
(a) — Non-income producing security.
ADR — American Depository Receipt.
* —	Time deposit bears interest at 3.64% and matures on 1/3/2006. Invested through a cash management account administered by Brown Brothers Harriman & Co.

Investments by Industry (% of net assets)
Insurance	14.9%
Software	9.3
Electric Utilities	6.0
Household Durables	5.0
IT Services	5.0
Diversified Financial Services	4.9
Aerospace & Defense	4.4
Thrifts & Mortgage Finance	4.1
Food Products	4.0
Industrial Conglomerates	3.8
Commercial Services & Supplies	3.6
Real Estate	3.5
Hotels, Restaurants & Leisure	3.2
Metals & Mining	3.1
Food & Staples Retailing	2.5
Oil, Gas & Consumable Fuels	2.4
Tobacco	2.4
Health Care Providers & Services	2.3
Multi Utilities	2.1
Commercial Banks	2.0
Consumer Finance	1.9
Machinery	1.5
Textiles, Apparel & Luxury Goods	1.4
Leisure Equipment & Products	1.2
Paper & Forest Products	1.1
Auto Components	1.0
Road & Rail	0.6
Total	97.2%

See Notes to the Financial Statements

S c h e d u l e   o f   I n v e s t m e n t s — D e c e m b e r   3 1 ,   2 0 0 5

H o t c h k i s   a n d   W i l e y   M i d - C a p   V a l u e   F u n d   ( U n a u d i t e d )

CO M M O N	Shares
ST O C K S — 96.52%	Held	Value
Auto Components — 1.03%
Delphi Corporation (a)	7,413,000	$2,157,183
Magna International Inc.	556,700	40,071,266
		42,228,449
Chemicals — 5.28%
Agrium, Inc.	1,863,600	40,980,564
FMC Corporation (a)	487,400	25,915,058
Huntsman Corporation (a)	613,100	10,557,582
Lubrizol Corporation	1,142,400	49,614,432
The Mosaic Company (a)	6,163,700	90,174,931
		217,242,567
Commercial Banks — 1.78%
KeyCorp	1,191,050	39,221,276
UnionBanCal Corporation	497,800	34,208,816
		73,430,092
Commercial Services & Supplies — 0.79%
IKON Office Solutions, Inc.	3,124,900	32,530,209
Consumer Finance — 1.28%
AmeriCredit Corporation (a)	2,055,400	52,679,902
Diversified Financial Services — 2.19%
CIT Group, Inc.	900,100	46,607,178
Principal Financial Group, Inc.	917,200	43,502,796
		90,109,974
Electric Utilities — 3.62%
Entergy Corporation	496,600	34,091,590
FPL Group, Inc.	2,760,200	114,713,912
		148,805,502
Food & Staples Retailing — 3.56%
Albertson’s, Inc.	2,903,100	61,981,185
BJ’s Wholesale Club, Inc. (a)	228,400	6,751,504
Safeway, Inc.	3,289,800	77,836,668
		146,569,357
Gas Utilities — 1.00%
Southern Union Company (a)	1,744,091	41,212,876
Health Care Providers & Services — 1.02%
Tenet Healthcare Corporation (a)	5,499,300	42,124,638
Hotels, Restaurants & Leisure — 3.28%
Harrah’s Entertainment, Inc.	885,200	63,105,908
La Quinta Corporation (a)	2,974,000	33,130,360
Yum! Brands, Inc.	830,300	38,924,464
		135,160,732
Household Durables — 5.92%
Beazer Homes USA, Inc.	863,800	62,919,192
Centex Corporation	1,376,600	98,413,134
Furniture Brands International, Inc.	1,255,600	28,037,548

	Shares
	Held	Value
Toll Brothers, Inc. (a)	1,558,800	$53,996,832
		243,366,706
Insurance — 15.81%
Assurant, Inc.	3,286,100	142,912,489
CNA Financial Corporation (a)	1,605,324	52,542,255
Conseco Inc. (a)	3,598,700	83,381,879
Genworth Financial Inc.	2,512,100	86,868,418
The Hanover Insurance Group, Inc.	1,379,400	57,617,538
Lincoln National Corporation	1,618,800	85,844,964
UnumProvident Corporation	6,199,200	141,031,800
		650,199,343
IT Services — 6.92%
BearingPoint, Inc. (a)	8,092,200	63,604,692
Electronic Data Systems Corporation	9,189,600	220,917,984
		284,522,676
Leisure Equipment & Products — 1.02%
Eastman Kodak Company	1,801,100	42,145,740
Machinery — 5.14%
Flowserve Corp. (a)	3,739,300	147,926,708
SPX Corporation	1,384,300	63,359,411
		211,286,119
Marine — 0.85%
Alexander & Baldwin, Inc.	644,400	34,952,256
Media — 3.00%
Dex Media, Inc.	1,227,400	33,250,266
R.H. Donnelley Corporation (a)	304,400	18,757,128
Valassis Communications, Inc. (a)	2,456,500	71,410,455
		123,417,849
Metals & Mining — 1.28%
Alcan, Inc.	1,282,100	52,501,995
Multi Utilities — 0.56%
Alliant Energy Corporation	822,200	23,054,488
Oil, Gas & Consumable Fuels — 4.11%
Ashland Inc.	1,424,200	82,461,180
Tesoro Corporation	1,405,900	86,533,145
		168,994,325
Real Estate — 9.69%
American Home Mortgage Investment
Corporation	1,858,600	60,534,602
Apartment Investment & Management
Company	1,011,500	38,305,505
MI Developments, Inc.	3,008,300	103,425,354
Saxon Capital, Inc.	3,175,700	35,980,681
The St. Joe Company	2,383,200	160,198,704
		398,444,846

See Notes to the Financial Statements

S c h e d u l e   o f   I n v e s t m e n t s — D e c e m b e r   3 1 ,   2 0 0 5

H o t c h k i s   a n d   W i l e y   M i d - C a p   V a l u e   F u n d   ( U n a u d i t e d )

	Shares
	Held	Value
Road & Rail — 3.17%
CSX Corporation	2,568,200	$130,387,514
Semiconductor & Semiconductor Equipment — 1.58%
Freescale Semiconductor, Inc. (a)	2,585,800	65,136,302
Software — 8.01%
BMC Software, Inc. (a)	8,270,900	169,470,741
Computer Associates International, Inc.	2,278,400	64,228,096
Mercury Interactive Corporation (a)	1,623,800	45,125,402
Novell, Inc. (a)	5,743,800	50,717,754
		329,541,993
Specialty Retail — 2.26%
Foot Locker, Inc.	3,938,600	92,911,574
Textiles, Apparel & Luxury Goods — 1.80%
Jones Apparel Group, Inc.	2,414,500	74,173,440
Tobacco — 0.57%
Loews Corporation - Carolina Group	530,300	23,327,897
Total investments — 96.52%
(Cost — $3,367,883,172)		3,970,459,361
Time deposit* — 3.66%		150,443,473
Liabilities in excess of other assets — (0.18%)		(7,544,283)
Net Assets — 100.00%		$4,113,358,551
(a) — Non-income producing security.
* — Time deposit bears interest at 3.64% and matures on 1/3/2006. Invested through a cash management account administered by Brown Brothers
Harriman & Co.

Investments by Industry (% of net assets)
Insurance	15.8%
Real Estate	9.7
Software	8.0
IT Services	6.9
Household Durables	5.9
Chemicals	5.3
Machinery	5.1
Oil, Gas & Consumable Fuels	4.1
Electric Utilities	3.6
Food & Staples Retailing	3.6
Hotels, Restaurants & Leisure	3.3
Road & Rail	3.2
Media	3.0
Specialty Retail	2.2
Diversified Financial Services	2.2
Textiles, Apparel & Luxury Goods	1.8
Commercial Banks	1.8
Semiconductor & Semiconductor Equipment	1.6
Consumer Finance	1.3
Metals & Mining	1.3
Auto Components	1.0
Leisure Equipment & Products	1.0
Health Care Providers & Services	1.0
Gas Utilities	1.0
Marine	0.8
Commercial Services & Supplies	0.8
Tobacco	0.6
Multi Utilities	0.6
Total	96.5%

See Notes to the Financial Statements

S c h e d u l e   o f   I n v e s t m e n t s — D e c e m b e r   3 1 ,   2 0 0 5

H o t c h k i s   a n d   W i l e y   S m a l l   C a p   V a l u e   F u n d   ( U n a u d i t e d )

CO M M O N	Shares
ST O C K S — 98.73%	Held	Value
Aerospace & Defense — 0.96%
EDO Corp.	297,700	$8,055,762
Airlines — 1.16%
Airtran Holdings, Inc. (a)	605,400	9,704,562
Auto Components — 0.86%
Lear Corporation	255,000	7,257,300
Chemicals — 8.46%
Agrium, Inc.	696,300	15,311,637
CF Industries Holdings, Inc.	1,521,100	23,196,775
Lubrizol Corporation	210,500	9,142,015
The Mosaic Company (a)	106,000	1,550,780
Pioneer Companies, Inc. (a)	643,700	19,291,689
Tronox Incorporated (a)	189,900	2,481,993
		70,974,889
Commercial Services & Supplies — 14.14%
Bowne & Company, Inc.	1,421,700	21,098,028
IKON Office Solutions, Inc.	814,900	8,483,109
Kelly Services, Inc.	1,117,900	29,311,338
PHH Corporation (a)	1,348,200	37,776,564
Spherion Corporation (a)	2,203,500	22,057,035
		118,726,074
Consumer Finance — 0.56%
AmeriCredit Corporation (a)	183,900	4,713,357
Containers & Packaging — 4.16%
Longview Fibre Company	1,679,800	34,956,638
Food & Staples Retailing — 2.03%
BJ’s Wholesale Club, Inc. (a)	270,400	7,993,024
Pathmark Stores, Inc. (a)	904,200	9,032,958
		17,025,982
Gas Utilities — 1.67%
Southern Union Company (a)	592,862	14,009,329
Hotels, Restaurants & Leisure — 4.91%
Jameson Inns, Inc. (a)	2,921,017	6,280,186
Lodgian, Inc. (a)	1,486,609	15,951,315
Magna Entertainment Corp. (a)	1,223,700	8,737,218
Sunterra Corporation (a)	717,400	10,201,428
		41,170,147
Household Durables — 10.61%
Beazer Homes USA, Inc.	287,200	20,919,648
Brookfield Homes Corporation	75,964	3,777,690
Comstock Homebuilding Cos, Inc. (a)	255,800	3,609,338
Furniture Brands International, Inc.	495,700	11,068,981
WCI Communities, Inc. (a)	1,601,300	42,994,905
William Lyon Homes, Inc. (a)	66,500	6,709,850
		89,080,412

	Shares
	Held	Value
Insurance — 7.12%
Conseco Inc. (a)	318,900	$7,388,913
The Hanover Insurance Group, Inc.	631,100	26,361,047
KMG America Corporation (a)	790,300	7,254,954
PMA Capital Corp. (a)	58,600	535,018
Quanta Capital Holdings Limited (a)	528,500	2,695,350
United America Indemnity, Ltd (a)	847,028	15,551,434
		59,786,716
IT Services — 2.58%
BearingPoint, Inc. (a)	2,752,800	21,637,008
Leisure Equipment & Products — 0.98%
Callaway Golf Company	594,200	8,223,728
Machinery — 4.40%
Flowserve Corporation (a)	933,200	36,917,392
Marine — 2.31%
Alexander & Baldwin, Inc.	356,900	19,358,256
Media — 3.57%
R.H. Donnelley Corporation (a)	122,200	7,529,964
Valassis Communications, Inc. (a)	770,600	22,401,342
		29,931,306
Multi Utilities — 1.25%
Alliant Energy Corporation	374,300	10,495,372
Oil, Gas & Consumable Fuels — 5.85%
Foundation Coal Holdings, Inc.	720,200	27,367,600
Giant Industries, Inc. (a)	195,600	10,163,376
Overseas Shipholding Group	229,900	11,584,661
		49,115,637
Real Estate — 9.95%
Aames Investment Corporation	1,699,000	10,975,540
Capital Lease Funding, Inc.	401,000	4,222,530
Fieldstone Investment Corporation	371,600	4,407,176
Fieldstone Investment
Corporation 144A (r)	556,700	6,602,462
Government Properties Trust, Inc.	66,700	622,311
MI Developments, Inc.	1,134,800	39,014,424
MortgageIT Holdings, Inc.	495,100	6,763,066
The St. Joe Company	102,200	6,869,884
Thomas Properties Group, Inc.	322,600	4,035,726
		83,513,119
Road & Rail — 1.34%
Central Freight Lines, Inc. (a)	383,900	683,342
SCS Transportation, Inc. (a)	496,100	10,542,125
		11,225,467
Software — 3.14%
Mercury Interactive Corporation (a)	434,300	12,069,197

See Notes to the Financial Statements

S c h e d u l e  o f   I n v e s t m e n t s — D e c e m b e r   3 1 ,   2 0 0 5

H o t c h k i s   a n d   W i l e y   S m a l l   C a p   V a l u e   F u n d   ( U n a u d i t e d )

	Shares
	Held	Value
Micromuse, Inc. (a)	202,300	$2,000,747
Novell, Inc. (a)	1,390,800	12,280,764
		26,350,708
Specialty Retail — 1.41%
Eddie Bauer Holdings, Inc. (a)	490,400	7,356,000
Group 1 Automotive, Inc. (a)	142,300	4,472,489
		11,828,489
Textiles, Apparel & Luxury Goods — 5.05%
Tommy Hilfiger Corporation (a)	656,800	10,666,432
The Warnaco Group Inc. (a)	1,188,600	31,759,392
		42,425,824
Thrifts & Mortgage Finance — 0.26%
Timberland Bancorp, Inc.	92,800	2,177,181
Total investments — 98.73%
(Cost — $660,343,880)		828,660,655
Time deposit* — 1.16%		9,736,302
Other assets in excess of liabilities — 0.11%		942,520
Net Assets — 100.00%		$839,339,477
(a) — Non-income producing security.
(r) — Restricted security. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.
* — Time deposit bears interest at 3.64% and matures on 1/3/2006. Invested through a cash management account administered by Brown Brothers
Harriman & Co.

Investments by Industry (% of net assets)
Commercial Services & Supplies	14.1%
Household Durables	10.6
Real Estate	9.9
Chemicals	8.4
Insurance	7.1
Oil, Gas & Consumable Fuels	5.8
Textiles, Apparel & Luxury Goods	5.0
Hotels, Restaurants & Leisure	4.9
Machinery	4.4
Containers & Packaging	4.2
Media	3.6
Software	3.1
IT Services	2.6
Marine	2.3
Food & Staples Retailing	2.0
Gas Utilities	1.7
Specialty Retail	1.4
Road & Rail	1.3
Multi Utilities	1.3
Airlines	1.2
Leisure Equipment & Products	1.0
Aerospace & Defense	1.0
Auto Components	0.9
Consumer Finance	0.6
Thrifts & Mortgage Finance	0.3
Total	98.7%

See Notes to the Financial Statements

S c h e d u l e   o f   I n v e s t m e n t s — D e c e m b e r   3 1 ,   2 0 0 5

H o t c h k i s   a n d   W i l e y   A l l   C a p   V a l u e   F u n d   ( U n a u d i t e d )

CO M M O N	Shares
ST O C K S — 96.96%	Held	Value
Aerospace & Defense — 1.83%
Lockheed Martin Corporation	73,900	$4,702,257
Commercial Services & Supplies — 4.48%
Cendant Corporation	303,000	5,226,750
PHH Corporation (a)	224,015	6,276,900
		11,503,650
Food & Staples Retailing — 1.99%
Albertson’s, Inc.	239,300	5,109,055
Health Care Providers & Services — 1.98%
Tenet Healthcare Corporation (a)	662,200	5,072,452
Household Durables — 13.69%
WCI Communities, Inc. (a)	1,308,900	35,143,965
Industrial Conglomerates — 2.13%
Tyco International Ltd.	189,500	5,468,970
Insurance — 18.15%
The Hanover Insurance Group, Inc.	531,900	22,217,463
The St. Paul Travelers Companies, Inc.	198,700	8,875,929
UnumProvident Corporation	680,800	15,488,200
		46,581,592
IT Services — 11.97%
Electronic Data Systems Corporation	1,278,400	30,732,736
Machinery — 3.38%
Miller Industries, Inc. (a)	426,898	8,661,761
Metals & Mining — 2.47%
Alcoa, Inc.	214,400	6,339,808
Oil, Gas & Consumable Fuels — 2.71%
Tesoro Corporation	112,800	6,942,840
Real Estate — 19.94%
Aames Investment Corporation	1,250,200	8,076,292
Capital Lease Funding, Inc.	1,079,900	11,371,347
Fieldstone Investment Corporation	482,600	5,723,636
Fieldstone Investment
Corporation 144A (r)	216,900	2,572,434
Government Properties Trust, Inc.	926,100	8,640,513
MI Developments, Inc.	311,400	10,705,932
MortgageIT Holdings, Inc.	298,800	4,081,608
		51,171,762

	Shares
	Held	Value
Software — 12.24%
BMC Software, Inc. (a)	952,700	$19,520,823
Computer Associates International, Inc.	421,900	11,893,361
		31,414,184
Total investments — 96.96%
(Cost — $228,885,103)		248,845,032
Time deposit* — 2.37%		6,085,126
Other assets in excess of liabilities — 0.67%		1,712,440
Net Assets — 100.00%		$256,642,598
(a) — Non-income producing security.
(r) — Restricted security. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.
* — Time deposit bears interest at 3.64% and matures on 1/3/2006. Invested through a cash management account administered by Brown Brothers
Harriman & Co.

Investments by Industry (% of net assets)
Real Estate	19.9%
Insurance	18.2
Household Durables	13.7
Software	12.2
IT Services	12.0
Commercial Services & Supplies	4.5
Machinery	3.4
Oil, Gas & Consumable Fuels	2.7
Metals & Mining	2.5
Industrial Conglomerates	2.1
Food & Staples Retailing	2.0
Health Care Providers & Services	2.0
Aerospace & Defense	1.8
Total	97.0%

See Notes to the Financial Statements

S t a t e m e n t s o f A s s e t s & L i a b i l i t i e s

D E C E M B E R 3 1 , 2 0 0 5 ( U N A U D I T E D )

	Core Value	Large Cap Value	Mid-Cap Value	Small Cap Value	All Cap Value
	Fund	Fund	Fund	Fund	Fund
Assets:
Investments, at value*	$ 890,460,786	$ 5,285,684,920	$ 3,970,459,361	$ 828,660,655	$248,845,032
Time deposit	54,544,048	144,941,974	150,443,473	9,736,302	6,085,126
Dividends and interest receivable	1,209,471	9,747,829	3,980,818	1,539,386	1,350,223
Receivable for investments sold	653,420	8,773,192	7,577,342	703,509	—
Receivable for Fund shares sold	36,772,447	119,051,122	7,927,878	1,156,301	943,375
Other assets	42,438	203,540	173,763	54,135	40,484
	$983,682,610	$5,568,402,577	$4,140,562,635	$841,850,288	$257,264,240
Liabilities:
Payable for investments purchased	$46,866,146	$120,032,181	$19,055,964	$1,010,211	$134,705
Payable for Fund shares repurchased	165,555	6,933,266	6,140,384	998,907	260,023
Accrued expenses and other liabilities	512,023	3,023,912	2,007,736	501,693	226,914
Total liabilities	47,543,724	129,989,359	27,204,084	2,510,811	621,642
	$936,138,886	$5,438,413,218	$4,113,358,551	$839,339,477	$256,642,598
Net Assets consist of:
Paid in capital	$ 909,088,857	$ 5,082,734,406	$ 3,486,928,549	$ 672,214,049	$234,398,055
Undistributed net investment income
(accumulated net investment loss)	(942)	4,021,505	4,071,706	1,554,571	1,070,126
Undistributed net realized gain (loss) on securities	(258,918)	46,391,952	19,782,107	(2,745,918)	1,214,488
Net unrealized appreciation of securities	27,309,889	305,265,355	602,576,189	168,316,775	19,959,929
Net assets	$936,138,886	$5,438,413,218	$4,113,358,551	$839,339,477	$256,642,598
Calculation of Net Asset Value Per Share — Class A
Net assets	$ 470,528,777	$ 2,931,351,200	$ 1,114,100,854	$ 240,626,876	$123,007,679
Shares outstanding (unlimited shares $0.001
par value authorized)	36,594,582	125,593,406	39,657,316	4,895,554	6,160,278
Net asset value per share	$12.86	$23.34	$28.09	$49.15	$19.97
Public Offering Price Per Share — Class A
($12.86 divided by 0.9475, $23.34 divided by
0.9475, $28.09 divided by 0.9475, $49.15
divided by 0.9475, $19.97 divided by 0.9475)	$13.57	$24.63	$29.65	$51.87	$21.08
Calculation of Net Asset Value Per Share and
Public Offering Price Per Share — Class C
Net assets	$ 117,260,045	$532,858,538	$259,401,379	$26,284,158	$70,843,322
Shares outstanding (unlimited shares $0.001
par value authorized)	9,185,768	23,105,356	9,509,962	561,435	3,610,295
Net asset value per share	$12.77	$23.06	$27.28	$46.82	$19.62
Calculation of Net Asset Value Per Share and
Public Offering Price Per Share — Class R
Net assets		$53,191,393	$21,302,522
Shares outstanding (unlimited shares $0.001
par value authorized)		2,261,617	750,078
Net asset value per share		$23.52	$28.40
Calculation of Net Asset Value Per Share and
Public Offering Price Per Share — Class I
Net assets	$ 348,350,064	$ 1,921,012,087	$ 2,718,553,796	$ 572,428,443	$62,791,597
Shares outstanding (unlimited shares $0.001
par value authorized)	27,034,446	82,064,073	96,417,001	11,701,664	3,154,632
Net asset value per share	$12.89	$23.41	$28.20	$48.92	$19.90

*Cost of investments	$863,150,897	$4,980,419,565	$3,367,883,172	$660,343,880	$228,885,103

See Notes to the Financial Statements

S t a t e m e n t s   o f   O p e r a t i o n s

F O R   T H E   S I X   M O N T H S   E N D E D   D E C E M B E R   3 1 ,   2 0 0 5   ( U N A U D I T E D )

	Core Value	Large Cap Value	Mid-Cap Value	Small Cap Value	All Cap Value
	Fund	Fund	Fund	Fund	Fund
Investment income:
Income*
Dividends	$4,804,726	$59,170,079	$31,554,053	$7,027,696	$4,175,437
Interest	292,597	2,299,768	1,650,847	392,953	156,444
Total income	5,097,323	61,469,847	33,204,900	7,420,649	4,331,881
Expenses:
Advisory fees	1,663,721	18,144,885	14,911,888	3,121,081	951,871
Professional fees and expenses	13,568	64,348	58,648	22,194	12,828
Custodian fees and expenses	14,762	87,692	72,252	21,334	8,432
Transfer agent fees and expenses	130,124	2,591,461	3,328,416	758,010	105,542
Accounting fees and expenses	63,919	365,584	306,771	77,719	38,293
Administration fees	70,635	684,965	532,819	110,155	35,812
Trustees’ fees and expenses	3,568	46,018	38,712	8,076	2,424
Reports to shareholders	8,174	126,926	110,282	21,906	6,930
Registration fees	96,260	224,824	107,876	33,138	29,854
Distribution and service fees — Class A	304,832	3,433,565	1,408,426	304,802	152,260
Distribution and service fees — Class B (Note 1)	—	12,123	68,535	18,087	—
Distribution and service fees — Class C	326,974	2,652,533	1,295,925	135,779	352,028
Distribution and service fees — Class R	—	98,087	53,034	—	—
Other expenses	3,308	52,812	52,200	12,868	3,486
Total expenses	2,699,845	28,585,823	22,345,784	4,645,149	1,699,760
Net investment income	2,397,478	32,884,024	10,859,116	2,775,500	2,632,121
Realized and Unrealized Gain on Securities:
Net realized gains on securities	1,686,216	123,835,558	163,330,337	22,844,017	5,100,036
Net change in unrealized appreciation
of securities	20,122,859	(18,833,908)	41,093,125	27,740,489	(2,446,866)
Net gains on securities	21,809,075	105,001,650	204,423,462	50,584,506	2,653,170
Net Increase in Net Assets Resulting from
Operations	$24,206,553	$137,885,674	$215,282,578	$53,360,006	$5,285,291

*Net of Foreign Taxes Withheld	$15,119	$41,673	$216,210	$195,603	$12,276

See Notes to the Financial Statements

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S t a t e m e n t s   o f   C h a n g e s   i n   N e t A s s e t s

	Core Value Fund
	Six months ended	Period
	December 31,	August 30, 2004^
	2005 (unaudited)	through June 30, 2005

Operations:
Net investment income (loss)	$2,397,478	$258,561
Net realized gain on securities	1,686,216	249,144
Net change in unrealized appreciation of securities	20,122,859	7,187,030
Net increase in net assets resulting from operations	24,206,553	7,694,735
Dividends and Distributions to Shareholders:
Investment income — net:
Class I	(1,037,205)	(91,190)
Class A	(1,400,483)	(6,424)
Class C	(115,669)	(6,010)
Class R	—	—
Realized gain on securities — net:
Class I	(729,022)	—
Class A	(1,171,049)	—
Class B (Note 1)	—	—
Class C	(294,207)	—
Class R	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(4,747,635)	(103,624)
Capital Share Transactions:
Net increase in net assets resulting from capital share transactions	842,927,182	66,161,675
Net Assets:
Total increase in net assets	862,386,100	73,752,786
Beginning of period	73,752,786	—
End of period	$936,138,886	$73,752,786
^ Commencement of operations.

See Notes to the Financial Statements

Large Cap Value Fund		Mid-Cap Value Fund		Small Cap Value Fund		All Cap Value Fund
Six months ended		Six months ended		Six months ended		Six months ended	Year ended
December 31,	Year ended	December 31,	Year ended	December 31,	Year ended	December 31,	June 30, 2005
2005 (unaudited)	June 30, 2005	2005 (unaudited)	June 30, 2005	2005 (unaudited)	June 30, 2005	2005 (unaudited)

$32,884,024	$18,521,757	$10,859,116	$10,510,738	$2,775,500	$(765,510)	$2,632,121	$1,075,501
123,835,558	44,470,932	163,330,337	174,658,626	22,844,017	101,427,721	5,100,036	4,671,291
(18,833,908)	259,156,977	41,093,125	339,850,340	27,740,489	20,274,853	(2,446,866)	18,485,721
137,885,674	322,149,666	215,282,578	525,019,704	53,360,006	120,937,064	5,285,291	24,232,513

(16,473,329)	(2,424,819)	(11,288,321)	(4,026,703)	(1,468,525)	—	(767,717)	(52,268)
(23,400,291)	(3,522,648)	(1,632,743)	(1,103,303)	(327,127)	—	(1,291,965)	(41,286)
(1,412,920)	(187,110)	—	(32,300)	—	—	(341,309)	—
(318,175)	(28,035)	(8,977)	—	—	—	—	—

(39,507,405)	(1,757,813)	(171,445,705)	(47,234,415)	(71,794,813)	(55,173,507)	(2,032,151)	(101,981)
(65,331,587)	(3,240,290)	(70,993,730)	(31,272,383)	(30,513,282)	(30,404,861)	(4,046,817)	(166,985)
—	(25,500)	—	(1,468,504)	—	(1,688,489)	—	—
(12,121,726)	(646,401)	(17,026,990)	(7,463,100)	(3,479,173)	(3,638,230)	(2,377,250)	(99,543)
(1,145,626)	(23,219)	(1,364,768)	(377,076)	—	—	—	—
(159,711,059)	(11,855,835)	(273,761,234)	(92,977,784)	(107,582,920)	(90,905,087)	(10,857,209)	(462,063)

1,243,154,925	3,307,239,893	531,705,967	1,296,688,199	103,206,614	181,126,866	28,274,078	131,315,951

1,221,329,540	3,617,533,724	473,227,311	1,728,730,119	48,983,700	211,158,843	22,702,160	155,086,401
4,217,083,678	599,549,954	3,640,131,240	1,911,401,121	790,355,777	579,196,934	233,940,438	78,854,037
$5,438,413,218	$4,217,083,678	$4,113,358,551	$3,640,131,240	$839,339,477	$790,355,777	$256,642,598	$233,940,438

See Notes to the Financial Statements

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions						Ratios to Average Net Assets
Core Value Fund	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total Return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Investment income — net
Class I
Six months ended 12/31/05*	$12.28	$0.09[3]	$0.60	$0.69	$(0.05)	$(0.03)	$(0.08)	$12.89	5.64%	$348,350	0.94%[4]	0.94%[4]	1.40%[4]
Period from 8/30/2004[1]
to 6/30/2005	10.00	0.08	2.23	2.31	(0.03)	—	(0.03)	12.28	23.16	36,586	0.95[4]	1.30[4]	0.96[4]

Class A
Six months ended 12/31/05*	12.26	0.07[3]	0.60	0.67	(0.04)	(0.03)	(0.07)	12.86	5.51	470,529	1.18[4]	1.18[4]	1.11[4]
Period from 8/30/2004[1]
to 6/30/2005	10.00	0.05	2.24	2.29	(0.03)	—	(0.03)	12.26	22.93	21,684	1.20[4]	1.50[4]	0.73[4]

Class C
Six months ended 12/31/05*	12.19	0.02[3]	0.60	0.62	(0.01)	(0.03)	(0.04)	12.77	5.15	117,260	1.93[4]	1.93[4]	0.31[4]
Period from 8/30/2004[1]
to 6/30/2005	10.00	0.01	2.20	2.21	(0.02)	—	(0.02)	12.19	22.10	15,483	1.95[4]	2.26[4]	(0.02)[4]

												Period August 30, 2004[1]
									Six Months Ended December 31, 2005*			through June 30, 2005
Portfolio turnover rate									8%			13%

[1] Commencement of operations.
[2]Total returns exclude the effects of sales charges. The Fund’s investment advisor may have waived a portion of its advisory fee and reimbursed a portion of the Fund’s expenses. Without such waiver and reimbursement, the Fund’s performance would have been lower.

3 Net investment income per share has been calculated based on average shares outstanding during the period.
4Annualized.
*Unaudited.

See Notes to the Financial Statements

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions						Ratios to Average Net Assets
Large Cap Value Fund	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total Return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Investment income — net
Class I
Six months ended 12/31/05*	$23.47	$0.20[3]	$0.52	$0.72	$(0.25)	$(0.53)	$(0.78)	$23.41	3.05%	$1,921,012	0.93%[4]	0.93%[4]	1.65%[4]
Year ended 6/30/2005	20.09	0.17	3.42	3.59	(0.13)	(0.08)	(0.21)	23.47	17.95	1,235,903	0.99	0.99	1.22
Year ended 6/30/2004	15.26	0.10	4.92	5.02	(0.12)	(0.07)	(0.19)	20.09	33.20	200,719	1.03	1.06	0.85
Year ended 6/30/2003	15.99	0.17	0.36	0.53	(0.16)	(1.10)	(1.26)	15.26	4.95	44,077	1.05	1.34	1.32
Year ended 6/30/2002	16.82	0.22	(0.32)	(0.10)	(0.15)	(0.58)	(0.73)	15.99	(0.38)	39,215	1.00	1.50	1.30
Year ended 6/30/2001	13.02	0.31	3.80	4.11	(0.31)	—	(0.31)	16.82	31.90	47,271	0.95	1.20	1.96

Class A
Six months ended 12/31/05*	23.39	0.16[3]	0.52	0.68	(0.20)	(0.53)	(0.73)	23.34	2.90	2,931,351	1.18[4]	1.18[4]	1.35[4]
Year ended 6/30/2005	20.04	0.15	3.38	3.53	(0.10)	(0.08)	(0.18)	23.39	17.68	2,440,384	1.24	1.24	0.96
Year ended 6/30/2004	15.25	0.11	4.85	4.96	(0.10)	(0.07)	(0.17)	20.04	32.78	311,596	1.28	1.31	0.60
Year ended 6/30/2003	15.98	0.16	0.35	0.51	(0.14)	(1.10)	(1.24)	15.25	4.79	28,704	1.30	1.59	1.07
Period from 10/26/2001[1]
to 6/30/2002	15.57	0.13	0.87	1.00	(0.09)	(0.50)	(0.59)	15.98	6.51	6,546	1.25[4]	1.75[4]	1.05[4]

Class C
Six months ended 12/31/05*	23.07	0.07[3]	0.51	0.58	(0.06)	(0.53)	(0.59)	23.06	2.52	532,859	1.92[4]	1.92[4]	0.58[4]
Year ended 6/30/2005	19.84	0.04	3.29	3.33	(0.02)	(0.08)	(0.10)	23.07	16.80	506,674	1.99	1.99	0.22
Year ended 6/30/2004	15.15	(0.13)	4.93	4.80	(0.04)	(0.07)	(0.11)	19.84	31.83	78,986	2.03	2.06	(0.14)
Year ended 6/30/2003	15.92	(0.16)	0.56	0.40	(0.07)	(1.10)	(1.17)	15.15	4.05	2,408	2.05	2.34	0.32
Period from 2/4/2002[1]
to 6/30/2002	15.60	0.03	0.29	0.32	—	—	—	15.92	2.05	1,092	2.00[4]	2.50[4]	0.30[4]

Class R
Six months ended 12/31/05*	23.56	0.14[3]	0.52	0.66	(0.17)	(0.53)	(0.70)	23.52	2.81	53,191	1.43[4]	1.43[4]	1.19[4]
Year ended 6/30/2005	20.25	0.14	3.36	3.50	(0.11)	(0.08)	(0.19)	23.56	17.35	25,933	1.49	1.49	0.77
Period from 8/30/2004[1]
to 6/30/2002	16.26	0.02	3.97	3.99	—	—	—	20.25	24.54	1,665	1.71[4]	1.74[4]	0.53[4]

								Year ended June 30,
				Six Months Ended December 31, 2005*			2005	2004	2003	2002
Portfolio turnover rate				11%			14%	5%	35%	96%

[1]Commencement of operations.
[2]Total returns exclude the effects of sales charges. Prior to 7/1/2004, the Fund’s investment advisor may have waived a portion of its advisory fee and reimbursed a portion of the Fund’s expenses. Without such waiver and reimbursement, the Fund’s performance would have been lower.
[3]Net investment income per share has been calculated based on average shares outstanding during the period.
[4]Annualized.
*Unaudited.

See Notes to the Financial Statements

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions						Ratios to Average Net Assets
Mid-Cap Value Fund	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total Return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Investment income — net
Class I
Six months ended 12/31/05*	$28.55	$0.10[3]	$1.59	$1.68	$(0.13)	$(1.90)	$(2.03)	$28.20	5.87	$2,718,554	0.98[4]	0.98[4]	0.69%[4]
Year ended 6/30/2005	24.53	0.11	4.82	4.96	(0.07)	(0.84)	(0.91)	28.55	20.41	2,244,061	1.03	1.03	0.56
Year ended 6/30/2004	17.64	0.06	7.24	7.30	(0.08)	(0.33)	(0.41)	24.53	41.67	908,242	1.03	1.03	0.55
Year ended 6/30/2003	17.01	0.09	0.93	1.02	(0.05)	(0.34)	(0.39)	17.64	6.46	162,404	1.15	1.22	0.88
Year ended 6/30/2002	17.14	0.11	0.68	0.79	(0.15)	(0.77)	(0.92)	17.01	4.77	63,741	1.15	1.40	0.94
Year ended 6/30/2001	12.75	0.18	4.84	5.02	(0.27)	(0.36)	(0.63)	17.14	40.36	30,198	1.15	1.57	1.91

Class A
Six months ended 12/31/05*	28.41	0.06[3]	1.56	1.62	(0.04)	(1.90)	(1.94)	28.09	5.71	1,114,101	1.25[4]	1.25[4]	0.43[4]
Year ended 6/30/2005	24.43	0.07	4.78	4.85	(0.03)	(0.84)	(0.87)	28.41	20.13	1,075,253	1.28	1.28	0.31
Year ended 6/30/2004	17.61	0.03	7.18	7.21	(0.06)	(0.33)	(0.39)	24.43	41.21	755,749	1.28	1.28	0.30
Year ended 6/30/2003	16.99	0.05	0.94	0.99	(0.03)	(0.34)	(0.37)	17.61	6.26	60,159	1.40	1.47	0.63
Year ended 6/30/2002	17.12	0.11	0.66	0.77	(0.13)	(0.77)	(0.90)	16.99	4.64	18,790	1.40	1.65	0.69
Period from 1/2/2001[1]	15.02	0.04	2.06	2.10	—	—	—	17.12	13.98	844	1.40[4]	2.22	1.02[4]
to 6/30/2001

Class C
Six months ended 12/31/05*	27.70	(0.04)[3]	1.52	1.48	—	(1.90)	(1.90)	27.28	5.34	259,401	1.98[4]	1.98[4]	(0.31)[4]
Year ended 6/30/2005	23.99	(0.11)	4.66	4.55	—	(0.84)	(0.84)	27.70	19.23	252,381	2.03	2.03	(0.43)
Year ended 6/30/2004	17.38	(0.03)	6.97	6.94	—	(0.33)	(0.33)	23.99	40.19	201,360	2.04	2.04	(0.45)
Year ended 6/30/2003	16.87	(0.01)	0.86	0.85	—	(0.34)	(0.34)	17.38	5.40	15,209	2.15	2.22	(0.12)
Year ended 6/30/2002	17.07	0.02	0.62	0.64	(0.07)	(0.77)	(0.84)	16.87	3.85	9,084	2.15	2.40	(0.07)
Period from 1/2/2001[1]	15.02	0.00[5]	2.05	2.05	—	—	—	17.07	13.65	2,400	2.14[4]	2.96[4]	0.18[4]
to 6/30/2001

Class R
Six months ended 12/31/05*	28.71	0.03[3]	1.57	1.60	(0.01)	(1.90)	(1.91)	28.40	5.58	21,303	1.48[4]	1.48[4]	0.19[4]
Year ended 6/30/2005	24.78	0.03	4.81	4.84	(0.07)	(0.84)	(0.91)	28.71	19.83	20,038	1.53	1.53	0.05
Period from 8/30/2003[1]	19.33	0.08	5.78	5.86	(0.08)	(0.33)	(0.41)	24.78	30.58	4,032	1.72[4]	1.72[4]	0.16[4]
to 6/30/2004

									Year ended June 30,
					Six Months Ended December 31, 2005*			2005	2004	2003	2002
Portfolio turnover rate					22%			27%	25%	56%	82%

[1] Commencement of operations.
[2]Total returns exclude the effects of sales charges.  Prior to 7/1/2003, the Fund's investment advisor may have waived a portion of its advisory fee and reimbursed a portion of the Fund's expenses.  Without such waiver and reimbursement, the Fund's performance would have been lower.

3 Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
4Annualized.
[5]Amount is less than $0.01 per share.
*Unaudited.

See Notes to the Financial Statements

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions						Ratios to Average Net Assets
Small Cap Value Fund	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total Return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Investment income — net
Class I
Six months ended 12/31/05*	$52.52	$0.21[3]	$3.34	$3.55	$(0.14)	$(7.01)	$(7.15)	$48.92	6.85%	$572,428	1.01%[4]	1.01%[4]	0.78%[4]
Year ended 6/30/2005	50.54	(0.02)	9.30	9.28	-	(7.30)	(7.30)	52.52	19.49	518,365	1.06	1.06	0.03
Year ended 6/30/2004	34.55	0.07	16.77	16.84	(0.02)	(0.83)	(0.85)	50.54	49.06	324,984	1.14	1.14	(0.04)
Year ended 6/30/2003	31.83	0.08	2.69	2.77	(0.05)	-	(0.05)	34.55	8.72	136,680	1.22	1.25	0.36
Year ended 6/30/2002	26.63	0.07	5.33	5.40	(0.20)	-	(0.20)	31.83	20.45	97,458	1.24	1.32	0.49
Year ended 6/30/2001	17.11	0.25	9.28	9.53	(0.01)	-	(0.01)	26.63	55.69	48,773	1.24	1.32	1.16

Class A
Six months ended 12/31/05*	52.74	0.14[3]	3.35	3.49	(0.07)	(7.01)	(7.08)	49.15	6.71	240,627	1.28[4]	1.28[4]	0.52[4]
Year ended 6/30/2005	50.84	(0.14)	9.34	9.20	-	(7.30)	(7.30)	52.74	19.20	232,453	1.31	1.31	(0.24)
Year ended 6/30/2004	34.81	(0.0)	16.87	16.86	-	(0.83)	(0.83)	50.84	48.70	217,833	1.39	1.39	(0.29)
Year ended 6/30/2003	32.12	(0.1)	2.85	2.74	(0.05)	-	(0.05)	34.81	8.57	111,208	1.47	1.50	0.11
Year ended 6/30/2002	26.86	0.20	5.26	5.46	(0.20)	-	(0.20)	32.12	20.47	13,660	1.49	1.57	0.24
Period from 10/6/200[1] to
6/30/2001	19.64	0.16	7.07	7.23	(0.01)	-	(0.01)	26.86	38.28	26	1.50[4]	1.62[4]	1.42[4]

Class C
Six months ended 12/31/05*	50.67	(0.06)[3]	3.22	3.16	-	(7.01)	(7.01)	46.82	6.32	26,284	2.01[4]	2.01[4]	(0.23)[4]
Year ended 6/30/2005	49.45	(0.49)	9.01	8.52	-	(7.30)	(7.30)	50.67	18.30	26,792	2.06	2.06	(0.99)
Year ended 6/30/2004	34.13	(0.24)	16.39	16.15	-	(0.83)	(0.83)	49.45	47.62	25,132	2.14	2.14	(1.04)
Year ended 6/30/2003	31.71	(0.14)	2.58	2.44	(0.02)	-	(0.02)	34.13	7.66	8,676	2.22	2.25	(0.64)
Period from 2/4/2002[1] to
6/30/2002	28.84	(0.04)	2.91	2.87	-	-		31.71	9.99	3,484	2.24[4]	2.32[4]	(0.51)[4]

				Six Months Ended				Year ended June 30,
				December 31, 2005*			2005		2004		2003		2002
				23%			49%		64%		54%		75%
Portfolio turnover rate
[1]	Commencement of operations.
[2]
Total returns exclude the effects of sales charges. The Fund’s investment advisor may have waived a portion of its advisory fee and reimbursed a portion of the Fund’s expenses. Without such waiver and reimbursement, the Fund’s performance would have been lower.

3	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
4	Annualized.
*	Unaudited

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income from investment operations			Dividends and distributions						Ratios to Average Net Assets
All Cap Value Fund	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total Return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement	Expenses	Investment income — net
Class I
Six months ended 12/31/05*	$20.36	$0.25[3]	$0.23	$0.48	$(0.26)	$(0.68)	$(0.94)	$19.90	2.48%	$62,792	0.94%[4]	0.94%[4]	2.48%[4]
Year ended 6/30/2005	17.02	0.15	3.28	3.43	(0.03)	(0.06)	(0.09)	20.36	20.14	54,969	1.04	1.04	1.21
Year ended 6/30/2004	12.58	0.03	4.43	4.46	(0.01)	(0.01)	(0.02)	17.02	35.48	22,678	1.15	1.25	0.32
Period from 12/31/2002[1] to
6/30/2003	10.00	0.01	2.57	2.58	-	-	-	12.58	25.80	3,560	1.10[4]	5.84	0.47[4]
Class A
Six months ended 12/31/05*	20.40	0.23[3]	0.24	0.47	(0.22)	(0.68)	(0.90)	19.97	2.37	123,008	1.19[4]	1.19[4]	2.22[4]
Year ended 6/30/2005	17.09	0.11	3.28	3.39	(0.02)	(0.06)	(0.08)	20.40	19.84	112,898	1.29	1.29	1.01
Year ended 6/30/2004	12.62	0.01	4.48	4.49	(0.01)	(0.01)	(0.02)	17.09	35.56	35,438	1.40	1.50	0.07
Period from 12/31/2002[1] to
6/30/2003	10.00	0.03	2.59	2.62	-	-	-	12.62	26.20	-	1.10[4]	5.84[4]	0.47[4]

Class C
Six months ended 12/31/05*	20.02	0.15[3]	0.23	0.38	(0.10)	(0.68)	(0.78)	19.62	1.96	70,843	1.94[4]	1.94[4]	1.47[4]
Year ended 6/30/2005	16.88	0.05	3.15	3.20	-	(0.06)	(0.06)	20.02	18.98	66,074	2.04	2.04	0.25
Period from 8/28/2003[1] to
6/30/2004	14.32	(0.04)	2.61	2.57	-	(0.01)	(0.01)	16.88	17.97	20,739	2.35[4]	2.46[4]	(0.60)[4]

				Six Months Ended			Year ended June 30,				Period December 31, 2002[1] through June 30, 2003
				December 31, 2005*			2005		2004
Portfolio turnover rate				18%			39%		30%			11%

[1]	Commencement of operations.
[2]
Total returns exclude the effects of sales charges. Prior to July 1, 2004, the Fund’s investment advisor may have waived a portion of its advisory fee and reimbursed a portion of the Fund’s expenses. Without such waiver and reimbursement, the Fund’s performance would have been lower.

3	Net investment income per share has been calculated based on average shares outstanding during the period.
4	Annualized.
*	Unaudited

Notes to the Financial Statements

DECEMBER 31, 2005

NOTE 1.
Organization and Significant Accounting Policies.  Hotchkis and Wiley Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of five series of shares. The Hotchkis and Wiley Core Value Fund, the Hotchkis and Wiley Large Cap Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund and the Hotchkis and Wiley Small Cap Value Fund (collectively, the “H&W Funds”) are diversified series and the Hotchkis and Wiley All Cap Value Fund (together with the H&W Funds, hereafter referred to as the “Funds”) is a non-diversified series of the Trust. The Trust was organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the “Mercury HW Funds”). On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange. These financial statements include operating results, changes in net assets and financial highlights of the Mercury HW Funds prior to the reorganization.

The Large Cap Value Fund and Mid-Cap Value Fund have four classes of shares: Class A, Class C, Class I and Class R. The Core Value Fund, Small Cap Value Fund and All Cap Value Fund have three classes of shares; Class A, Class C and Class I. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class C and Class R shares bear certain expenses related to the distribution and servicing expenditures. The Small Cap Value Fund and All Cap Value Fund are closed to new investors. The Large Cap Value Fund and Mid-Cap Value Fund are available to limited investors. Class R shares are available only to certain retirement plans. Effective August 19, 2005, the Large Cap Value Fund, Mid-Cap Value Fund and Small Cap Value Fund converted their Class B shares into their Class A shares. Class B shares no longer exist.

The Funds’ unaudited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation:  Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) are valued at the last sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. New York time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from broker/dealers or pricing services. Short-term investments which mature in less than 60 days are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees.

Federal Income Taxes:  It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Income and Expense Allocation:  Common expenses incurred by the Trust which are not allocable to a specific Fund are allocated among the Funds based upon relative net assets or evenly, depending on the nature of the expenditure. Net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for the current day’s capital share activity of the respective class).

Dividends and Distributions to Shareholders:  Dividends from net investment income are declared and paid semi-annually for the Large Cap Value Fund and annually for the Core Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

Security transactions and investment income:  Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified within the capital accounts.

NOTE 2.
Fees and Transactions with Affiliates.  The Trust has entered into an Investment Advisory Agreement for each of the Funds with Hotchkis and Wiley Capital Management, LLC (the “Advisor”), with which certain officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are employees of the Advisor, and Stephens Group, Inc. and affiliates, which is a diversified holding company. The Advisor is responsible for the management of the Funds’ investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s daily net assets. The Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to such Fund’s daily net assets through October 31, 2006.

	Core Value	Large Cap Value	Mid-Cap Value	Small Cap Value	All Cap Value
Annual Advisory Fee Rate	0.75%	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses — Class I	0.95%	1.05%	1.15%	1.25%	1.25%
Annual cap on expenses — Class A	1.20%	1.30%	1.40%	1.50%	1.50%
Annual cap on expenses — Class C	1.95%	2.05%	2.15%	2.25%	2.25%
Annual cap on expenses — Class R	Not applicable	1.55%	1.65%	Not applicable	Not applicable

Effective April 1, 2005, Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Funds (“Quasar” or the “Distributor”). The Distributor is affiliated with the Funds’ Transfer Agent, Fund Accountant and Administrator, U.S. Bancorp Fund Services, LLC. Prior to April 1, 2005, the Funds’ distributor was Stephens Inc. (“Stephens”). Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing distribution and service fees. The fees are accrued daily and paid monthly at the annual rates based upon the average daily net assets of the shares as follows:

Distribution and Service Fee
Class A	0.25%
Class C	1.00%
Class R	0.50%

Pursuant to separate agreements with the Distributor, selected dealers and other financial intermediaries also provide distribution services to the Funds. The ongoing distribution and service fee compensates the Distributor and selected dealers for providing distribution-related and shareholder services to Class A, Class C and Class R shareholders.

Certain selected dealers and other financial intermediaries charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within transfer agent fees and expenses in the Statements of Operations.

As of April 1, 2005, U.S. Bancorp Fund Services, LLC, is the administrator for each Fund. Prior to April 1, 2005, the Funds’ administrator was Stephens.

As permitted by Rule 10f-3 under the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Funds, under certain conditions described in the Rule, to acquire newly issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
Investments.   Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2005 were as follows:

	Core Value	Large Cap Value	Mid-Cap Value	Small Cap Value	All Cap Value
Purchases	$831,590,013	$1,601,027,130	$1,053,769,809	$199,942,931	$77,252,120
Sales	32,682,936	521,984,946	859,211,547	186,981,580	42,887,067

The following information is presented on an income tax basis as of June 30, 2005:

	Core Value	Large Cap Value	Mid-Cap Value	Small Cap Value	All Cap Value
Cost of investments	$62,576,286	$3,782,469,446	$3,008,714,335	$624,541,645	$189,493,554
Gross unrealized appreciation	8,099,450	410,274,648	658,122,274	165,959,305	25,423,679
Gross unrealized depreciation	922,931	90,963,369	95,358,972	25,386,152	3,090,424
Net unrealized appreciation
on investments	7,176,519	319,311,279	562,763,302	140,573,153	22,333,255
Distributable ordinary income
(as of 6/30/2005)	414,592	17,009,910	26,632,397	9,495,945	593,599
Distributable long-term gains
(as of 6/30/2005)	—	41,183,007	97,839,439	71,279,244	4,889,607
Total distributable earnings	414,592	58,192,917	124,471,836	80,775,189	5,483,206
Other accumulated losses	—	—	(2,326,479)	—	—
Total accumulated earnings	7,591,111	377,504,196	684,908,659	221,348,342	27,816,461

Any differences between book and tax are due primarily to wash sale losses and REITs tax adjustments.

The tax components of distributions paid during the fiscal years ended June 30, 2005 and 2004, capital loss carryovers as of June 30, 2005 and tax basis post-October losses as of June 30, 2005, which are not recognized for tax purposes until the first day of the following fiscal year, are:

	June 30, 2005			June 30, 2004
	Ordinary Income Distributions	Long-Term Capital Gains Distributions	Net Capital Loss Carryovers	Post-October Losses	Ordinary Income Distributions	Long-Term Capital Gains Distributions
Core Value	$103,624	—	—	—	—	—
Large Cap Value	9,315,651	$2,540,185	—	—	$1,064,764	$ 616,943
Mid-Cap Value	66,107,430	26,870,354	—	—	10,760,166	1,883,093
Small Cap Value	18,869,699	72,035,388	—	—	8,598,344	468,845
All Cap Value	330,784	131,279	—	—	50,079	—

NOTE 4.
Capital Share Transactions.   Transactions in capital shares for each class were as follows:

	For the Six Months Ended December 31, 2005 (Unaudited)		For the Period August 30, 2004* to June 30, 2005
Core Value Fund — Class I	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	24,181,818	$306,400,579	3,504,513	$37,075,791
Shares issuedupon reinvestment of dividends
and distributions	134,818	1,749,939	8,113	91,190
Total issued	24,316,636	308,150,518	3,512,626	37,166,981
Shares redeemed	(261,651)	(3,323,155)	(533,165)	(6,149,463)
Net increase	24,054,985	$304,827,363	2,979,461	$31,017,518
* Commencement of operations.

	For the Six Months Ended December 31, 2005 (Unaudited)		For the Period August 30, 2004* to June 30, 2005
Core Value Fund — Class A	Shares	DollarAmount	Shares	Dollar Amount
Shares sold	35,637,235	$449,179,557	1,797,323	$21,033,643
Shares issued upon reinvestment of dividends
and distributions	154,609	2,002,190	279	3,131
Total issued	35,791,844	451,181,747	1,797,602	21,036,774
Shares redeemed	(965,858)	(12,235,787)	(29,006)	(333,856)
Net increase	34,825,986	$438,945,960	1,768,596	$20,702,918

	For the Six Months Ended December 31, 2005 (Unaudited)		For the Period August 30, 2004* to June 30, 2005
Core Value Fund — Class C	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	8,009,114	$100,326,473	1,289,526	$14,647,174
Shares issued upon reinvestment of dividends
and distributions	13,735	176,630	42	476
Total issued	8,022,849	100,503,103	1,289,568	14,647,650
Shares redeemed	(106,940)	(1,349,244)	(19,709)	(206,411)
Net increase	7,915,909	$99,153,859	1,269,859	$14,441,239

	For the Six Months Ended December 31, 2005 (Unaudited)		For the Year Ended June 30, 2005
Large Cap Value Fund — Class I	Shares	DollarAmount	Shares	Dollar Amount
Shares sold	31,660,055	$747,377,667	46,200,924	$1,016,606,169
Shares issued upon reinvestment of dividends
and distributions	2,102,383	49,734,306	159,050	3,470,900
Total issued	33,762,438	797,111,973	46,359,974	1,020,077,069
Shares redeemed	(4,356,285)	(103,162,215)	(3,694,189)	(80,674,090)
Net increase	29,406,153	$693,949,758	42,665,785	$ 939,402,979

	For the Six Months Ended December 31, 2005 (Unaudited)		For the Year Ended June 30, 2005
Large Cap Value Fund — Class A	Shares	DollarAmount	Shares	Dollar Amount
Shares sold	29,891,685	$706,802,478	97,054,995	$2,135,553,654
Shares issued upon reinvestment of dividends
and distributions	2,699,341	63,668,050	221,213	4,846,243
Transfers in from Class B (Note 1)	327,266	7,720,216	—	—
Total issued	32,918,292	778,190,744	97,276,208	2,140,399,897
Shares redeemed	(11,665,681)	(275,115,731)	(8,480,450)	(187,828,557)
Net increase	21,252,611	$503,075,013	88,795,758	$1,952,571,340

*	Commencement of operations.

	For the Six Months Ended December 31, 2005 (Unaudited)		For the Year Ended June 30, 2005
Large Cap Value Fund — Class B	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	10,305	$241,549	100,585	$2,158,166
Shares issued upon reinvestment of dividends
and distributions	—	—	325	7,123
Total issued	10,305	241,549	100,910	2,165,289
Shares redeemed	(34,161)	(801,821)	(78,058)	(1,669,381)
Transfers out to Class A (Note 1)	(330,847)	(7,720,216)	—	—
Total redeemed	(365,008)	(8,522,037)	(78,058)	(1,669,381)
Net increase (decrease)	(354,703)	$(8,280,488)	22,852	$495,908

	For the Six Months Ended December 31, 2005 (Unaudited)		For the Year Ended June 30, 2005
Large Cap Value Fund — Class C	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	1,949,394	$45,557,151	18,571,425	$405,128,363
Shares issued upon reinvestment of dividends
and distributions	220,167	5,129,113	10,074	220,618
Total issued	2,169,561	50,686,264	18,581,499	405,348,981
Shares redeemed	(1,024,621)	(23,872,022)	(602,410)	(13,141,390)
Net increase	1,144,940	$26,814,242	17,979,089	$392,207,591

	For the Six Months Ended December 31, 2005 (Unaudited)		For the Year Ended June 30, 2005
Large Cap Value Fund — Class R	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	1,313,759	$31,202,596	1,104,052	$24,475,697
Shares issued upon reinvestment of dividends
and distributions	37,610	893,766	1,202	26,558
Total issued	1,351,369	32,096,362	1,105,254	24,502,255
Shares redeemed	(190,274)	(4,499,962)	(86,931)	(1,940,180)
Net increase	1,161,095	$27,596,400	1,018,323	$22,562,075

	For the Six Months Ended December 31, 2005 (Unaudited)		For the Year Ended June 30, 2005
Mid-Cap Value Fund — Class I	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	18,282,187	$536,111,748	49,716,155	$1,305,710,893
Shares issued upon reinvestment of dividends
and distributions	5,645,472	159,428,126	1,743,598	46,153,023
Total issued	23,927,659	695,539,874	51,459,753	1,351,863,916
Shares redeemed	(6,112,741)	(177,874,008)	(9,888,454)	(261,881,675)
Net increase	17,814,918	$517,665,866	41,571,299	$1,089,982,241

	For the Six Months Ended December 31, 2005 (Unaudited)		For the Year Ended June 30, 2005
Mid-Cap Value Fund — Class A	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	5,028,419	$146,119,050	17,598,405	$455,504,459
Shares issuedupon reinvestment of dividends
and distributions	1,873,517	52,720,777	856,097	22,583,811
Transfers in from Class B (Note 1)	1,208,863	35,552,659	—	—
Total issued	8,110,799	234,392,486	18,454,502	478,088,270
Shares redeemed	(6,298,546)	(182,452,564)	(11,539,800)	(303,776,127)
Net increase	1,812,253	$51,939,922	6,914,702	$174,312,143

	For the Six Months Ended December 31, 2005 (Unaudited)		For the Year Ended June 30, 2005
Mid-Cap Value Fund — Class B	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	36,612	$1,056,770	357,396	$9,125,585
Shares issued upon reinvestment of dividends
and distributions	—	—	12,775	329,592
Total issued	36,612	1,056,770	370,171	9,455,177
Shares redeemed	(543,334)	(15,720,867)	(374,333)	(9,582,261)
Transfers out to Class A (Note 1)	(1,242,253)	(35,552,659)	—	—
Total redeemed	(1,785,587)	(51,273,526)	(374,333)	(9,582,261)
Net decrease	(1,748,975)	$(50,216,756)	(4,162)	$(127,084)

	For the Six Months Ended December 31, 2005 (Unaudited)		For the Year Ended June 30, 2005
Mid-Cap Value Fund — Class C	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	684,474	$19,075,581	1,338,007	$ 33,918,020
Shares issued upon reinvestment of dividends
and distributions	239,911	6,556,768	109,771	2,835,387
Total issued	924,385	25,632,349	1,447,778	36,753,407
Shares redeemed	(524,950)	(14,847,152)	(730,055)	(18,799,505)
Net increase	399,435	$10,785,197	717,723	$ 17,953,902

	For the Six Months Ended December 31, 2005 (Unaudited)		For the Year Ended June 30, 2005
Mid-Cap Value Fund — Class R	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	163,407	$4,783,699	661,661	$17,520,685
Shares issued upon reinvestment of dividends
and distributions	16,426	461,312	4,171	111,326
Total issued	179,833	5,245,011	665,832	17,632,011
Shares redeemed	(127,740)	(3,719,273)	(130,573)	(3,065,014)
Net increase	52,093	$1,525,738	535,259	$14,566,997

	For the Six Months Ended December 31, 2005 (Unaudited)		For the Year Ended June 30, 2005
Small Cap Value Fund — Class I	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	2,160,534	$112,808,417	4,742,288	$238,811,946
Shares issued upon reinvestment of dividends
and distributions	697,962	33,907,000	556,041	27,129,214
Total issued	2,858,496	146,715,417	5,298,329	265,941,160
Shares redeemed	(1,025,984)	(55,121,420)	(1,859,292)	(93,346,697)
Net increase	1,832,512	$ 91,593,997	3,439,037	$172,594,463

	For the Six Months Ended December 31, 2005 (Unaudited)		For the Year Ended June 30, 2005
Small Cap Value Fund — Class A	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	438,835	$22,914,423	846,792	$ 42,838,041
Shares issued upon reinvestment of dividends
and distributions	393,692	19,220,058	402,976	19,770,027
Transfers in from Class B (Note 1)	140,169	7,688,272	—	—
Total issued	972,696	49,822,753	1,249,768	62,608,068
Shares redeemed	(484,430)	(26,224,565)	(1,126,982)	(56,233,004)
Net increase	488,266	$23,598,188	122,786	$ 6,375,064

	For the Six Months Ended December 31, 2005 (Unaudited)		For the Year Ended June 30, 2005
Small Cap Value Fund — Class B	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	11,465	$ 616,120	84,854	$4,113,806
Shares issued upon reinvestment of dividends
and distributions	—	—	4,392	207,679
Total issued	11,465	616,120	89,246	4,321,485
Shares redeemed	(117,095)	(6,273,530)	(65,138)	(3,158,675)
Transfers out to Class A (Note 1)	(146,168)	(7,688,272)	—	—
Total redeemed	(263,263)	(13,961,802)	(65,138)	(3,158,675)
Net increase (decrease)	(251,798)	$(13,345,682)	24,108	$1,162,810

	For the Six Months Ended December 31, 2005 (Unaudited)		For the Year Ended June 30, 2005
Small Cap Value Fund — Class C	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	76,239	$3,697,779	104,812	$ 5,020,102
Shares issued upon reinvestment of dividends
and distributions	18,055	839,733	17,983	851,146
Total issued	94,294	4,537,512	122,795	5,871,248
Shares redeemed	(61,585)	(3,177,401)	(102,329)	(4,876,719)
Net increase	32,709	$1,360,111	20,466	$994,529

	For the Six Months Ended December 31, 2005 (Unaudited)		For the Year Ended June 30, 2005
All Cap Value Fund — Class I	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	366,234	$7,507,899	1,741,043	$32,367,226
Shares issued upon reinvestment of dividends
and distributions	130,310	2,542,339	8,009	154,249
Total issued	496,544	10,050,238	1,749,052	32,521,475
Shares redeemed	(42,347)	(856,878)	(380,879)	(7,124,203)
Net increase	454,197	$9,193,360	1,368,173	$25,397,272

	For the Six Months Ended December 31, 2005 (Unaudited)		For the Year Ended June 30, 2005
All Cap Value Fund — Class A	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	922,466	$18,939,408	4,165,696	$ 79,595,327
Shares issued upon reinvestment of dividends
and distributions	165,475	3,238,338	7,700	148,838
Total issued	1,087,941	22,177,746	4,173,396	79,744,165
Shares redeemed	(461,206)	(9,343,055)	(713,504)	(13,055,881)
Net increase	626,735	$12,834,691	3,459,892	$66,688,284

	For the Six Months Ended December 31, 2005 (Unaudited)		For the Year Ended June 30, 2005
All Cap Value Fund — Class C	Shares	Dollar Amount	Shares	Dollar Amount
Shares sold	420,181	$8,483,208	2,332,893	$43,913,633
Shares issued upon reinvestment of dividends
and distributions	55,772	1,073,046	1,948	37,124
Total issued	475,953	9,556,254	2,334,841	43,950,757
Shares redeemed	(165,883)	(3,310,227)	(263,054)	(4,720,362)
Net increase	310,070	$6,246,027	2,071,787	$39,230,395

NOTE 5.
Indemnifications.   Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, the Funds expect the risk of loss to be remote.

NOTE 6.
Subsequent Event.   The Board of Trustees of the Trust has approved to close the Core Value Fund to new investors effective April 1, 2006, except to limited investor categories.

Board Considerations in Approving Continuation of Investment Advisory Contracts

Background and Approval Process. The Advisor serves as investment adviser to each Fund pursuant to separate investment advisory agreements (the “Advisory Agreements”) with the Trust that were initially approved by the Board of Trustees (the “Board”) at the inception of each Fund. The Advisory Agreements are for two-year terms and continue thereafter if approved annually by the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on the Advisory Agreements. The Advisory Agreements for the Large Cap Value, Mid-Cap Value, Small Cap Value and All Cap Value Funds were most recently considered by the Board at a meeting held on July 28, 2005. The Advisory Agreement for the Core Value Fund was approved in July 2004 for an initial two-year term, so its continuation was not specifically considered at the July 2005 meeting.

As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to (i) the nature, extent and quality of services provided by the Advisor, including compliance with legal requirements, (ii) short-term and long-term performance of each class of each Fund relative to appropriate peer groups selected by an independent third party, their Lipper fund category and market indices, (iii) the costs of the services provided and the Advisor’s profitability with respect to the management of each Fund, (iv) the extent to which the Advisor has in the past or is likely in the future to experience economies of scale in connection with the investment advisory services it provides to each Fund, (v) the expense ratios of each class of each Fund as compared with the expense ratios of their peer group and their Lipper fund category and (vi) any benefits to the Advisor and its affiliates from their relationship with the Funds. The information provided in response to this specific request supplements that received by the Board throughout the year regarding such things as Fund performance, expense ratios, portfolio composition and regulatory compliance, and meetings with the Funds’ portfolio managers. The Independent Trustees also reviewed and discussed with independent legal counsel prior to the meeting a legal memorandum discussing, among other things, the duties of directors/trustees under the 1940 Act and relevant state law in reviewing and approving investment advisory contracts.

At the Board meeting, representatives of the Advisor made a presentation to the Trustees and responded to their questions. After the presentation and after reviewing the written materials provided by the Advisor and an independent third party, the Independent Trustees met privately with their independent counsel to review their duties and consider the renewal of the Advisory Agreements. The Independent Trustees considered the factors set out in judicial decisions and required by the Securities and Exchange Commission with respect to renewal of investment advisory agreements. The Trustees considered all factors they believed relevant with respect to each Fund, as summarized in more detail below, and concluded that the terms of each Advisory Agreement are fair and reasonable and the continuance of each Agreement is in the best interests of each Fund.

Nature, Extent and Quality of Services: As part of the Board’s decision-making process, the Trustees noted that the Advisor and its predecessors have managed the Funds and their predecessors since their inception, and the Trustees believe that a long-term relationship with a capable, conscientious investment adviser is in the best interests of the Funds. The Board also considered that shareholders invest in a Fund knowing that the Advisor managed the portfolio and knowing the advisory fee charged to the Fund. In this connection, the Trustees considered, in particular, whether each Fund was managed in accordance with its investment objective and policies as disclosed to shareholders. The Trustees concluded that each Fund was managed consistent with its investment objective and policies.

The Trustees reviewed information regarding the types of services provided by the Advisor to the Funds, including an organizational chart and background information on personnel performing services to the Funds. The Trustees also reviewed each Fund’s performance and information regarding the investment program, which is driven by team-oriented, in-depth, fundamental research. The Trustees reviewed the Advisor’s compliance program and the Funds’ compliance with legal requirements. The Trustees considered the quality of the Advisor’s investment process and stock-picking expertise, and noted the additions to headcount and investment in technology, including the purchase of a client service infrastructure system and an upgrade of the call center system.

The Trustees also considered the non-advisory services provided to the Funds, such as the officers and other personnel provided that are necessary for Fund operations. The Trustees noted that the services of the Trust’s Chief Compliance Officer were provided to the Funds at no additional cost and that the Advisor had increased its compliance staff. The Trustees noted that the Advisor organized Board meetings and the preparation of Board meeting materials and provided many additional services to the Funds, including managing the relationships with the other service providers, and that the Advisor had recently negotiated relationships with a new administrator that resulted in cost savings to the Funds.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided (and expected to be provided) to each Fund under the Advisory Agreement were of a high level and were very satisfactory.

Investment Performance of the Funds and the Advisor: The Trustees receive data on the short-term and long-term performance of the Funds in connection with each quarterly Board meeting. For the July 28, 2005 contract review meeting, the Trustees also received —in mid-June — and reviewed a report prepared by the Trust’s administrator based on information compiled from an independent provider of data to mutual fund boards (the “Report”) that compared the performance of each class of each Fund to that of a small group of comparable funds that are similar in terms of investment classification, asset size, load type and primary distribution channel (“Peer Funds”), and to the most comparable Lipper index, for several time periods. This data was as of December 31, 2004, but it was updated with performance information through June 2005 that was provided prior to the July Board meeting.

The Board considered that: (i) each class of the Large Cap Value Fund for each period covered in the Report had the highest annual returns of its Peer Group and also significantly out-performed the Lipper Equity Income Fund index, (ii) each class of the Mid-Cap Value Fund had the highest or near-highest annual returns of its Peer Group and also significantly out-performed the Lipper Mid-Cap Value Fund index for each period covered in the Report, (iii) each class of the Small Cap Value Fund had the highest or near-highest annual returns of its Peer Group and also significantly out-performed the Lipper Small Cap Value Fund index for each period covered in the Report, and (iv) each class of the All Cap Value Fund with two years of performance had the highest annualized returns of its Peer Group, all classes of the Fund out-performed the Peer Group median for the one-year period, and each class also out-performed the Lipper Multi-Cap Value Fund index for each period covered in the Report. The Trustees also considered each Fund’s short-term and long-term performance versus appropriate benchmark indices.

Considering all of the information provided, the Trustees concluded that the performance of the Funds was excellent.

Fees, Expenses and Profitability: The Trustees reviewed information provided by the Advisor and by the Trust’s administrator compiled from information obtained from an independent third-party provider of data to mutual fund boards (contained in the Report) regarding the Funds’ advisory fees and expense ratios, including information regarding any expense caps for the Funds. The Trustees reviewed the Report showing how the Funds’ advisory fees and expense ratios compared to those of their Peer Group as well as a competitive universe of funds. The Trustees also reviewed information provided by the Advisor on advisory fees charged by the Advisor for subadvisory services it provides to other mutual funds and advisory fees it charges to its separate account clients with investment objectives and policies similar to those of the Funds. The Trustees considered a list of the many additional functions performed for the Funds that the Advisor does not perform for its separate account and subadvisory clients. The Trustees noted that the Advisor’s fee schedules for its institutional clients had recently been increased, and that, were the schedules to be compared to the Funds’, based on their asset sizes at March 31, 2005, the Small Cap Value Fund and the All Cap Value Fund would be paying less than the small cap value and all cap value separate accounts. The Trustees also considered the Advisor’s statement that, in addition to providing more services and having higher costs for the Funds, the Advisor takes on more legal and regulatory risk with the Funds than with separate accounts.

With respect to the advisory fee and expense ratios (by class) for the Large Cap Value Fund, the Trustees noted that the Report showed them to be generally among the higher fees within its Peer Group and among equity income funds within the Lipper universe, but the Trustees noted that the Fund had excellent one-year and long-term performance and concluded that the advisory fee and expense ratios were reasonable. With respect to the advisory fee and expense ratios (by class) for the Mid-Cap Value Fund, the Trustees noted that the Report showed them generally to be in the mid-range among both the Fund’s Peer Group and among mid-cap value funds within the Lipper universe, and the Trustees also noted that the Mid-Cap Value Fund had excellent one-year and long-term performance, and concluded that the advisory fee and expense ratios were reasonable. With respect to the advisory fee and expense ratios (by class) for the Small Cap Value Fund, the Trustees noted that the Report showed them generally to be in the mid-range among both the Fund’s Peer Group and among small cap value funds within the Lipper universe, and the Trustees also noted that the Fund had excellent one-year and long-term performance, and concluded that the advisory fee and expense ratios were reasonable. With respect to the advisory fee and expense ratios (by class) for the All Cap Value Fund, the Trustees noted that the Report showed them generally to be in the lower range of the Fund’s Peer Group and in the mid- to upper range among the multi-cap value funds within the Lipper universe, and the Trustees also noted that the Fund had very good one-year returns and excellent two-year annualized returns, and concluded that the advisory fee and expense ratios were reasonable.

The Trustees reviewed information concerning profitability to the Advisor under the Advisory Agreements, including information regarding the methodology for allocating expenses. The Trustees reviewed data regarding the Advisor’s variable expenses, fixed expenses, anticipated material variances expected in 2005 and impact of the expense caps (i.e., Fund costs absorbed by the Advisor that are above the expense caps agreed to by the Advisor). The Trustees concluded that the Advisor’s allocation methods appeared reasonable, but noted the inherent limitations in allocating costs among various advisory products. The Trustees also recognized that individual fund or product line profitability of other advisers is generally not publicly available, and that profitability may be affected by numerous factors, so that the comparability of profitability among advisory firms is limited. The Trustees noted that the All Cap Value Fund was being operated by the Advisor at a loss. The Trustees concluded that the level of profitability to the Advisor under the other Advisory Agreements was reasonable.

Economies of Scale and Whether Fee Levels Reflect these Economies of Scale: The Trustees considered a letter from the principals of the Advisor that discussed economies of scale realized by the Funds. They noted that the Advisor did not believe it was appropriate to add breakpoints to the advisory fee so as to reduce the rate on assets above specified levels, while acknowledging that this was one way for the benefits of economies of scale to be shared with investors. The Trustees noted that the Advisor had determined to close each Fund to new investors (with limited exceptions), as well as cease new institutional accounts in these four investment styles, to enable the Advisor to maintain investment flexibility, and that this decision limited the Advisor’s revenue. The Trustees also considered information regarding the investment, compliance and client service personnel who have been hired and the systems upgrade made, which represent the reinvestment of economies of scale generated by the Advisor’s operations.

The Trustees recognized the position taken by the Advisor that, to the extent economies of scale exist, current levels of advisory fees reflect these economies of scale in light of the limited profit potential due to maintaining limits on the Funds’ size as well as the costs associated with the high quality, in-depth research that the Advisor provides. The Trustees also are cognizant of the Advisor’s position that its advisory fees provide it with sufficient revenue to enable it to close the Funds when they reach an appropriate size.

Having taken these factors into account, the Trustees concluded that the Funds’ shareholders share in any reduced costs experienced by the Advisor through the additional services, investment in talented employees and capital improvements provided by the Advisor, so that the absence of breakpoints in the advisory fee schedules was acceptable under each Fund’s current circumstances.

Indirect Benefits to the Advisor from its Relationship to the Funds: The Trustees considered information regarding any indirect benefits to the Advisor that could be identified from its relationship to the Funds. In particular, the Trustees considered any benefits from soft dollar arrangements. The Trustees noted that, while the Advisor did not use the Funds’ commissions to pay for third party research, the Advisor does receive proprietary research from brokers that execute Fund trades. The Trustees noted that the proprietary research received was “bundled” with the commission cost and that, while the Advisor’s profitability might be somewhat lower were it to have to pay for this research with hard dollars, the bundled research services provide valuable information or service to the investment research process, which benefits the Funds (as well as the Advisor’s other clients). The Trustees also noted that the commissions paid by the Funds were generally quite low.

ADVISOR
Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, Californai 90071

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR AND TRANSFER
AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
Brown Brothers harriman & Co.
40 Water Street
Boston, Massachusetts 02109

This report is for the information of shareholders of the Hotchkis and Wiley Funds, but may also be used as sales literature when preceded or accompanied by a current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is included in the Statement of Additional Information, which is available without charge, upon request, by calling 1-866-HW-FUNDS (1-866-493-8637) and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available without charge on the Funds’ website at www.hwcm.com and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Hotchkis and Wiley Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available free of charge on the SEC’s website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. (1-202-551-8090). The Forms N-Q are also available on our website at http://www.hwcm.com under the “Download Center”.

725 south Figueroa Street, 39th Floor
LOS ANGELES, CALIFORNIA 90017-5439
www.hwcm.com
1.866.HW.FUNDS (1.866.493.8637)

CODE #HWF-SAR-1205
DECEMBER 31, 2005

SEMI - ANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for filing Semiannual reports to Shareholders.

Item 3. Audit Committee Financial Expert.

Not applicable for filing Semiannual reports to Shareholders

Item 4. Principal Accountant Fees and Services.

Not applicable for filing Semiannual reports to Shareholders

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant, insofar as the registrant is not a closed end management investment company.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant, insofar as the registrant is not a closed end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to this registrant, insofar as the registrant is not a closed end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

The identification and recommendation of individuals for Board membership is the responsibility of the Nominating and Governance Committee. Shareholders may submit suggestions for candidates by forwarding their correspondence by U.S. mail or other courier service to the Funds’ Secretary for the attention of the Chairman of the Nominating and Governance Committee, 725 S. Figueroa Street, 39th Floor, Los Angeles, CA 90017-5439.

Item 11. Controls and Procedures.

(a) The officers providing the certifications in this report in accordance with Rule 30a-2 under the Investment Company Act of 1940 (the “Act”) have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Act), that such controls and procedures are effective, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year which has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hotchkis and Wiley Funds

By (Signature and Title)  /s/ Nancy D. Celick
Nancy D. Celick, President

Date  2/21/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Nancy D. Celick
Nancy D. Celick, President

Date  2/21/06

By (Signature and Title)   /s/ Anna Marie Lopez
Anna Marie Lopez, Treasurer

Date  2/21/06